UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-22739

IndexIQ Active ETF Trust
(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010
(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

Semi-Annual Report
October 31, 2021

IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay ESG Core Plus Bond ETF (ESGB)
IQ Ultra Short Duration ETF (ULTR)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.
Not FDIC Insured | May Lose Value | No Bank Guarantee

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725.
Availability of Proxy Voting Policies and Proxy Voting Records
You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT is available on the Commission’s web site at sec.gov. Additionally, the Funds' make their portfolio holdings for the first and third quarters of each fiscal year available at newyorklifeinvestments.com\documents. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at newyorklifeinvestments.com or by calling 1-888-474-7725.
Electronic Delivery
Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.
To enroll:
Visit https://www.fundreports.com
If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed’s bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained steadier through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your IndexIQ ETF during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/21 to 10/31/21” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying Fund investments in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratios for the Period 05/01/21 to 10/31/21	Expenses Paid for Period 05/01/21 to 10/31/211
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,002.00	0.30%	$1.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$998.80	0.30%	$1.51
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.69	0.30%	$1.53
IQ MacKay ESG Core Plus Bond ETF*
Actual	$1,000.00	$1,002.00	0.39%	$1.34
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
IQ Ultra Short Duration ETF
Actual	$1,000.00	$1,000.70	0.24%	$1.21
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.00	0.24%	$1.22

*
Fund commenced operations on June 29, 2021. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 125/365 (to reflect commencement of operation).

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365. (to reflect the one-half year period).

Portfolio Summaries* (Unaudited)

October 31, 2021
IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $479.8
Industry	% of Net Assets
School District	18.9%
General Obligation	18.9
General	15.8
Water	9.0
Medical	6.4
Education	5.4
Development	4.4
Transportation	4.1
Airport	3.8
Higher Education	3.5
Housing	3.2
Money Market Fund	1.5
Mello-Roos	0.7
Utilities	0.6
Power	0.6
Facilities	0.5
Pollution	0.5
Bond Bank	0.3
Tobacco Settlement	0.2
Student Loan	0.0(a)
Total Investments	98.3
Other Assets and Liabilites, Net	1.7
Net Assets	100.0%
IQ MacKay Municipal Intermediate ETF
Net Assets ($ mil): $236.8
Industry	% of Net Assets
General	20.4%
General Obligation	17.2
School District	10.8
Medical	10.3
Education	7.9
Water	7.9
Transportation	5.5
Higher Education	4.8
Housing	3.2
Money Market Fund	2.9
Airport	2.7
Development	1.4
Power	1.5
Nursing Homes	0.8
Multifamily Hsg	0.6
Facilities	0.6
Mello-Roos	0.5
Utilities	0.5
Tobacco Settlement	0.3
Student Loan	0.1
Total Investments	99.9
Other Assets and Liabilites, Net	0.1
Net Assets	100.0%
IQ MacKay ESG Core Plus Bond ETF
Net Assets ($ mil): $26.2
Country	% of Net Assets
United States	92.3%
United Kingdom	2.0
Supranational	1.5
Germany	1.1
Mexico	0.7
Switzerland	0.6
France	0.5
Israel	0.4
Ireland	0.3
China	0.1
Total Investments	99.5
Other Assets and Liabilites, Net	0.5
Net Assets	100.0%
IQ Ultra Short Duration ETF
Net Assets ($ mil): $232.2
Country	% of Net Assets
United States	53.0%
Cayman Islands	21.6
United Kingdom	8.3
Canada	4.4
Australia	4.3
Germany	3.7
France	2.0
Ireland	1.1
Japan	0.7
Supranational	0.6
Singapore	0.5
Total Investments	100.2
Other Assets and Liabilites, Net	(0.2)
Net Assets	100.0%

*
Each Funds portfolio is subject to change.

(a)
Less than 0.05%.

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds — 96.8%
Alabama — 1.5%
Alabama Community College System, Revenue Bonds Insured: BAM
3.000%, due 6/1/25	$260,000	$280,483
4.000%, due 6/1/26	150,000	171,176
4.000%, due 11/1/34	685,000	813,209
Alabaster Board of Education, Special Tax Series A Insured: AGM
5.000%, due 9/1/25	100,000	112,073
Bibb County Board of Education, Special Tax Series B Insured: BAM
4.000%, due 4/1/35	425,000	500,225
4.000%, due 4/1/37	460,000	538,293
City of Russellville AL, General Obligation Bonds Series B Insured: AGM
4.000%, due 12/1/28	390,000	467,413
City of Troy AL, General Obligation Bonds Insured: BAM
5.000%, due 7/1/24	500,000	557,086
County of Dallas AL, General Obligation Bonds Series B Insured: AGM
1.520%, due 5/1/26(a)	305,000	284,925
Phenix City Board of Education, Special Tax Insured: BAM
4.000%, due 8/1/37	1,500,000	1,761,307
University of West Alabama, Revenue Bonds Insured: AGM
4.000%, due 1/1/41	350,000	394,037
Warrior River Water Authority, Revenue Bonds Insured: BAM
4.000%, due 8/1/43	1,000,000	1,134,937
		7,015,164
Arizona — 0.3%
Arizona Industrial Development Authority, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/34	250,000	286,019
4.000%, due 6/1/39	455,000	514,936
5.000%, due 6/1/33	350,000	431,196
Student & Academic Services LLC, Revenue Bonds Insured: BAM
5.000%, due 6/1/26	195,000	216,722
		1,448,873
Arkansas — 0.4%
Arkansas Development Finance Authority, Revenue Bonds Insured: AMBAC
1.810%, due 7/1/30(a)	1,000,000	855,039
City of West Memphis AR Public Utility System Revenue, Revenue Bonds Insured: BAM
4.000%, due 12/1/22	600,000	605,345
4.000%, due 12/1/23	100,000	107,294
4.000%, due 12/1/24	125,000	137,896
4.000%, due 12/1/27	175,000	203,363
County of Sharp AR, Revenue Bonds Insured: BAM
3.000%, due 3/1/34	195,000	202,254
		2,111,191
California — 12.5%
Abag Finance Authority for Nonprofit Corps, Special Tax Series A Insured: AGM
5.000%, due 9/2/30	750,000	917,073
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
5.000%, due 9/2/34	$175,000	$213,497
Anaheim Public Financing Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/29	975,000	1,217,950
Antioch Unified School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/22	150,000	155,244
Baldwin Park Unified School District, General Obligation Bonds Insured: NATL
0.720%, due 8/1/23(a)	300,000	296,224
Bassett Unified School District, General Obligation Bonds Series C Insured: NATL
2.190%, due 8/1/35(a)	165,000	122,367
Beaumont Public Improvement Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/25	575,000	670,526
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
1.520%, due 8/1/28(a)	390,000	352,081
California Municipal Finance Authority, Certificates of Participation Insured: AGM
5.000%, due 6/1/26	350,000	413,545
California Municipal Finance Authority, Revenue Bonds Insured: BAM
4.000%, due 5/15/37	1,175,000	1,374,771
5.000%, due 5/15/43	250,000	304,065
Series A-P3 Insured: AGM
3.500%, due 12/31/35	1,225,000	1,335,328
Center Unified School District, General Obligation Bonds Insured: BAM
1.300%, due 8/1/29(a)	1,000,000	861,885
Ceres Unified School District, General Obligation Bonds Series A Insured: AGM
0.960%, due 8/1/25(a)	200,000	192,934
City of El Cerrito CA, Revenue Bonds Insured: NATL
5.000%, due 5/1/26	260,000	301,648
5.000%, due 5/1/28	355,000	424,610
5.000%, due 5/1/36	325,000	383,978
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	639,057
City of Susanville CA Natural Gas Revenue, Revenue Bonds Insured: AGM
4.000%, due 6/1/45	875,000	1,011,023
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
1.160%, due 8/1/27(a)	335,000	313,517
Coachella Valley Unified School District, General Obligation Bonds Series D Insured: AGM
5.000%, due 8/1/37	450,000	466,356
Compton Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 6/1/33	250,000	283,735

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Davis Joint Unified School District, General Obligation Bonds Insured: BAM
3.000%, due 8/1/43	$1,250,000	$1,316,132
Dixon Unified School District, General Obligation Bonds Insured: BAM
5.000%, due 8/1/37	570,000	712,083
El Centro Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: BAM
5.000%, due 11/1/26	485,000	582,036
Garden Grove Agency Community Development Successor Agency, Tax Allocation Insured: BAM
5.000%, due 10/1/27	250,000	280,310
Goleta Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: BAM
4.000%, due 12/1/43	2,610,000	3,009,654
Guadalupe Union School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,123,279
Hayward Unified School District, General Obligation Bonds Insured: AGM
4.000%, due 8/1/45	2,000,000	2,311,089
4.000%, due 8/1/50	1,900,000	2,182,992
Hemet Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/40	600,000	661,910
Independent Cities Finance Authority, Revenue Bonds Insured: AGM
4.000%, due 6/1/31	430,000	509,623
4.000%, due 6/1/41	900,000	1,036,684
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.690%, due 8/1/31(a)	155,000	120,348
La Mirada Redevelopment Agency Successor Agency, Tax Allocation Insured: NATL
0.950%, due 8/15/25(a)	1,000,000	964,801
Lancaster Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 6/1/44	995,000	1,150,012
Local Public Schools Funding Authority School Improvement District No 2016-1, General Obligation Bonds Series A Insured: BAM
3.000%, due 8/1/36	645,000	688,284
Los Angeles County Schools, Certificates of Participation Series A Insured: AGM
5.000%, due 6/1/25	500,000	555,906
Los Angeles Unified School District, Certificates of Participation Series A Insured: BAM
4.000%, due 10/1/33	500,000	612,116
Los Nietos School District, General Obligation Bonds Series A Insured: BAM
2.850%, due 8/1/43(a)	1,045,000	580,322
3.020%, due 8/1/45(a)	1,500,000	770,236
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lynwood Unified School District, Certificates of Participation Insured: AGM
5.000%, due 10/1/23	$285,000	$309,634
Madera County Public Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/37	945,000	1,120,636
Manteca Unified School District, General Obligation Bonds Insured: NATL
1.020%, due 8/1/25(a)	575,000	553,447
Merced Irrigation District, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/24	250,000	283,889
Napa Valley Unified School District, General Obligation Bonds Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,127,204
Natomas Unified School District, General Obligation Bonds Insured: AGM
3.000%, due 8/1/39	1,040,000	1,087,326
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
1.660%, due 8/1/29(a)	390,000	343,089
Oxnard School District, General Obligation Bonds Series A Insured: NATL
5.750%, due 8/1/30	300,000	313,079
Palmdale Elementary School District, Special Tax Insured: AGM
2.340%, due 8/1/36(a)	1,250,000	886,453
Paramount Unified School District, General Obligation Bonds Insured: BAM
0.300%, due 8/1/48(a)	1,480,000	257,315
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/36	835,000	986,653
River Islands Public Financing Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/40	1,500,000	1,740,816
4.000%, due 9/1/45	2,000,000	2,293,233
Riverbank Unified School District, General Obligation Bonds Series B Insured: AGC
2.960%, due 8/1/48(a)	50,000	22,755
Riverside County Community Facilities Districts, Special Tax Insured: AGM
4.000%, due 9/1/29	770,000	917,275
4.000%, due 9/1/45	1,000,000	1,156,184
Riverside County Redevelopment Successor Agency, Tax Allocation Series B Insured: BAM
5.000%, due 10/1/26	575,000	670,396
Roseville Joint Union High School District, Certificates of Participation Insured: BAM
2.125%, due 6/1/35	160,000	159,843

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 3/1/24	$250,000	$275,808
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.760%, due 7/1/24(a)	310,000	303,812
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	231,733
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
0.490%, due 10/1/23(a)	225,000	222,909
Salinas Valley Solid Waste Authority, Revenue Bonds Series A Insured: AGM
5.500%, due 8/1/26	520,000	589,679
San Juan Unified School District, General Obligation Bonds Insured: AGM
0.330%, due 8/1/23(a)	1,000,000	994,320
San Ysidro School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/25	525,000	605,136
Series F Insured: AGM
2.460%, due 8/1/41(a)	2,070,000	1,277,169
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 8/1/31	155,000	172,405
South Tahoe Joint Powers Financing Authority, Tax Allocation Series A Insured: NATL
5.000%, due 10/1/23	1,000,000	1,081,231
South Whittier School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/40	215,000	246,956
Southwestern Community College District, General Obligation Bonds Insured: NATL
0.530%, due 8/1/24(a)	560,000	551,972
Tulare Local Health Care District, General Obligation Bonds Insured: BAM
4.000%, due 8/1/35	350,000	415,908
4.000%, due 8/1/39	835,000	982,284
West Contra Costa Unified School District, General Obligation Bonds Series F Insured: AGM
4.000%, due 8/1/49	3,740,000	4,363,370
West Kern Community College District, Certificates of Participation Insured: AGM
4.000%, due 11/1/44	600,000	676,079
Winters Joint Unified School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 8/1/47	380,000	438,478
Woodland Joint Unified School District, Revenue Bonds Insured: BAM
4.000%, due 8/1/33	300,000	355,947
Yuba City Unified School District, General Obligation Bonds Insured: NATL
0.780%, due 9/1/23(a)	350,000	345,033
		59,778,687

	Principal Amount	Value
Municipal Bonds (continued)
Colorado — 4.2%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	$395,000	$470,499
Castle Oaks Metropolitan District No 3, General Obligation Bonds Insured: AGM
4.000%, due 12/1/40	1,840,000	2,158,050
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/35	675,000	818,612
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/31	1,015,000	1,206,523
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/39	500,000	583,095
4.000%, due 12/1/44	4,000,000	4,610,029
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	595,813
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	513,893
Lewis Pointe Metropolitan District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/47	1,000,000	1,156,277
Leyden Rock Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/32	320,000	388,606
4.000%, due 12/1/33	400,000	484,625
4.000%, due 12/1/34	260,000	313,998
4.000%, due 12/1/35	450,000	542,561
4.000%, due 12/1/36	300,000	360,775
North Pine Vistas Metropolitan District No 3, General Obligation Bonds Insured: AGM
4.000%, due 12/1/41	1,480,000	1,710,902
Series A Insured: AGM
4.000%, due 12/1/41	600,000	688,944
Poudre Tech Metropolitan District, General Obligation Bonds Insured: AGM
4.000%, due 12/1/32	1,310,000	1,552,942
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	450,000	571,739
Series B Insured: BAM
5.250%, due 12/1/33	150,000	188,148
5.250%, due 12/1/35	115,000	143,745
Saddle Rock Metropolitan District, General Obligation Bonds Insured: BAM
3.000%, due 12/1/26	225,000	247,704
South Sloan’s Lake Metropolitan District No 2, General Obligation Bonds Insured: AGM
4.000%, due 12/1/33	250,000	289,019

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Vauxmont Metropolitan District, General Obligation Bonds Insured: AGM
5.000%, due 12/15/31	$135,000	$154,579
5.000%, due 12/15/32	155,000	177,246
		19,928,324
Connecticut — 2.5%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM 4.000%, due 7/1/34	25,000	27,426
5.000%, due 4/1/23	220,000	224,318
5.000%, due 7/1/24	20,000	22,448
5.000%, due 7/1/27	60,000	68,955
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,348
Series C Insured: AGM
5.000%, due 7/15/32	20,000	22,888
City of New Britain CT, General Obligation Bonds Series A Insured: AGM
3.000%, due 9/1/44	2,625,000	2,727,798
Series B Insured: AGM
5.250%, due 9/1/29	250,000	313,945
5.250%, due 9/1/30	300,000	374,496
Series C Insured: AGM
5.000%, due 3/1/26	435,000	511,443
City of New Haven CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 8/1/39	1,150,000	1,417,753
Series B Insured: BAM
5.000%, due 8/15/27	1,000,000	1,152,722
City of West Haven CT, General Obligation Bonds Insured: BAM
4.000%, due 3/15/28	205,000	240,111
4.000%, due 3/15/35	925,000	1,070,801
State of Connecticut Special Tax Revenue, Revenue Bonds Series A Insured: AGM
4.000%, due 5/1/38	1,500,000	1,788,480
Town of Stratford CT, General Obligation Bonds Insured: AGM
5.000%, due 7/1/33	150,000	172,240
Town of Windham CT, General Obligation Bonds Series A Insured: BAM
4.000%, due 8/15/32	445,000	543,646
4.000%, due 8/15/35	1,025,000	1,243,920
		11,939,738
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds Insured: AGM
5.000% , due 10/1/26	280,000	328,348
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds Series A
5.000%, due 10/1/34	2,000,000	2,523,075
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds Insured: AGC
2.370%, due 10/1/36(a)	1,585,000	1,114,725
		3,637,800

	Principal Amount	Value
Municipal Bonds (continued)
Florida — 3.0%
Central Florida Expressway Authority, Revenue Bonds Insured: AGM
4.000%, due 7/1/34	$3,250,000	$3,952,375
City of Boynton beach FL Utility System Revenue, Revenue Bonds Insured: AGM
4.500%, due 11/1/22	215,000	215,000
City of Miami FL Parking System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,148,933
City of Palm Bay FL, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	1,035,000	1,201,063
County of Lee FL Transportation Facilities Revenue, Revenue Bonds Insured: AGM
5.000%, due 10/1/25	500,000	565,593
County of Miami-Dade FL Transit System, Revenue Bonds Insured: AGM
5.000%, due 7/1/42	630,000	650,257
Florida Governmental Utility Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	215,000	224,200
Herons Glen Recreation District, Special Assessment Insured: BAM
2.500%, due 5/1/25	175,000	182,943
2.500%, due 5/1/26	200,000	210,275
Hillsborough County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/22	245,000	255,438
North Springs Improvement District, Special Assessment Insured: AGM
4.000%, due 5/1/41	1,820,000	2,121,371
North Sumter County Utility Dependent District, Revenue Bonds Insured: BAM
5.000%, due 10/1/49	1,350,000	1,652,734
Orange County Convention Center/Orlando, Revenue Bonds Series B
5.000%, due 10/1/31	1,250,000	1,478,835
St Lucie County School Board, Revenue Bonds Insured: AGM
5.000%, due 10/1/23	615,000	667,048
		14,526,065
Georgia — 0.2%
Carrollton Payroll Development Authority, Revenue Bonds Insured: AGM
5.000%, due 6/15/28	415,000	474,697
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds Series A Insured: NATL
5.250%, due 7/1/24	205,000	231,503
Municipal Electric Authority of Georgia, Revenue Bonds Series A Insured: AGM
4.000%, due 1/1/46	175,000	197,110
		903,310
Illinois — 12.7%
Chicago Board of Education, General Obligation Bonds Insured: NATL
0.600%, due 12/1/22(a)	200,000	198,715
0.750%, due 12/1/23(a)	500,000	492,245
1.170%, due 12/1/25(a)	575,000	548,186

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	$250,000	$293,708
Series A Insured: AGM
5.000%, due 12/1/27	500,000	612,218
5.000%, due 12/1/31	500,000	613,594
Series A Insured: NATL
1.170%, due 12/1/25(a)	1,295,000	1,234,611
Chicago O’Hare International Airport, Revenue Bonds Series E Insured: AGM
4.000%, due 1/1/39	1,300,000	1,495,944
Series F Insured: BAM
4.250%, due 1/1/47	365,000	412,600
Chicago Park District, General Obligation Bonds Series D Insured: BAM
4.000%, due 1/1/39	500,000	572,121
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,166,516
Series F-2
5.000%, due 1/1/40	1,065,000	1,291,413
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds Series A Insured: NATL
0.370%, due 1/1/22(a)	345,000	344,783
City of Chicago IL Waterworks Revenue, Revenue Bonds
5.000%, due 11/1/21	500,000	500,000
City of Kankakee IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 1/1/34	450,000	520,779
4.000%, due 1/1/35	715,000	825,362
City of Sterling IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 11/1/36	600,000	712,259
4.000%, due 11/1/37	570,000	674,777
4.000%, due 11/1/38	500,000	590,582
4.000%, due 11/1/40	635,000	746,714
City of Waukegan IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/30/36	1,065,000	1,264,613
4.000%, due 12/30/37	1,080,000	1,278,829
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds Insured: AGM
4.000%, due 12/30/22	125,000	130,009
4.000%, due 12/30/40	485,000	561,780
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/34	250,000	289,417
4.000%, due 2/1/36	400,000	459,093
4.000%, due 2/1/37	535,000	612,469
4.000%, due 2/1/38	525,000	599,775
Cook & Will Counties School District No 194, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/31	325,000	368,965
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Insured: BAM
4.000%, due 12/1/42	520,000	597,813
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Cook County School District No 88 Bellwood, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/21	$365,000	$366,074
Cook County School District No 94, General Obligation Bonds Insured: BAM
4.000%, due 12/1/40	460,000	515,073
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
4.000%, due 6/1/40	1,005,000	1,130,943
County of Union IL, General Obligation Bonds Insured: AGM
4.000%, due 9/1/26	360,000	409,263
Crawford Hospital District, General Obligation Bonds Insured: AGM
4.000%, due 1/1/31	345,000	389,685
4.000%, due 1/1/34	675,000	791,748
Darien-Woodridge Fire Protection District, General Obligation Bonds Insured: BAM
3.000%, due 12/30/26	100,000	110,178
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	385,000	410,872
Illinois Finance Authority, Revenue Bonds Series B
0.010%, due 8/15/49(b)(c)	1,200,000	1,200,000
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds Insured: AGM
4.000%, due 12/1/37	1,000,000	1,151,761
Macon County School District No 61 Decatur, General Obligation Bonds Insured: AGM
4.000%, due 12/1/25	695,000	786,090
4.000%, due 12/1/32	200,000	230,143
4.000%, due 12/1/34	150,000	171,906
4.000%, due 12/1/37	205,000	233,685
5.000%, due 12/1/40	1,000,000	1,215,775
Madison Bond Etc Counties Community Unit School District No 5 Highland, General Obligation Bonds Insured: BAM
3.000%, due 2/1/22	1,000,000	1,006,622
3.000%, due 2/1/23	1,000,000	1,031,553
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	321,594
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	190,630
Metropolitan Pier & Exposition Authority, Revenue Bonds Insured: AGM
2.800%, due 6/15/45(a)	500,000	259,474
2.840%, due 6/15/47(a)	225,000	109,311
Series A Insured: AGM
4.000%, due 6/15/50	1,850,000	2,058,488

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds Series C Insured: BAM
4.000%, due 10/1/24	$335,000	$365,385
4.000%, due 10/1/33	1,000,000	1,180,332
Northern Illinois University, Revenue Bonds Insured: BAM
4.000%, due 10/1/38	1,000,000	1,169,045
4.000%, due 10/1/43	1,300,000	1,501,196
Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,396,067
Regional Transportation Authority, Revenue Bonds Series A Insured: NATL
5.500%, due 7/1/23	155,000	168,421
Sales Tax Securitization Corp., Revenue Bonds Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,547,395
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,250,380
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100, General Obligation Bonds Insured: BAM
4.000%, due 12/1/38	1,000,000	1,168,106
4.000%, due 12/1/40	2,010,000	2,328,390
State of Illinois, General Obligation Bonds Insured: AGM
4.000%, due 2/1/30	690,000	782,845
Insured: NATL
6.000%, due 11/1/26	500,000	594,659
Series D
5.000%, due 11/1/24	2,800,000	3,151,980
State of Illinois, Revenue Bonds Insured: NATL
6.000%, due 6/15/23	180,000	196,099
6.000%, due 6/15/24	350,000	399,213
Series A Insured: BAM
4.000%, due 6/15/35	750,000	854,828
Summerfield Lebanon Mascoutah Water Commission St Clair County, Revenue Bonds Insured: BAM
5.000%, due 4/1/26	205,000	240,140
Town of Cicero IL, General Obligation Bonds Insured: BAM
4.000%, due 1/1/26	590,000	662,649
4.000%, due 1/1/27	1,215,000	1,391,162
5.000%, due 1/1/30	475,000	582,643
University of Illinois, Revenue Bonds Series A Insured: NATL
0.350%, due 4/1/22(a)	200,000	199,706
Village of Park Forest IL, General Obligation Bonds Insured: BAM
3.000%, due 1/1/22	105,000	105,456
4.000%, due 1/1/24	320,000	343,565
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/22	125,000	126,133
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds Insured: BAM
4.000%, due 1/15/25	$750,000	$828,646
West Chicago Park District, General Obligation Bonds Series B Insured: BAM
3.000%, due 12/1/26	565,000	619,360
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds Series B Insured: AGM
4.000%, due 1/1/33	500,000	569,175
4.000%, due 1/1/35	480,000	542,964
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/34	500,000	577,727
4.000%, due 12/1/36	500,000	575,714
4.000%, due 12/1/37	515,000	591,497
		61,111,636
Indiana — 1.2%
City of Washington IN Electric Utility Revenue, Revenue Bonds Insured: BAM
3.000%, due 1/1/22	205,000	205,874
Indiana Bond Bank, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/22	545,000	553,242
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds Series E Insured: AMBAC
0.490%, due 2/1/24(a)	450,000	445,092
0.690%, due 2/1/25(a)	500,000	488,924
Muncie Sanitary District, Revenue Bonds Series A Insured: AGM
3.000%, due 1/1/23	520,000	535,968
4.000%, due 1/1/24	700,000	751,863
Series A Insured: NATL
2.000%, due 1/1/22	140,000	140,361
Series C Insured: AGM
3.000%, due 7/1/22	750,000	763,378
Terre Haute Sanitary District, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,044,101
4.000%, due 1/1/30	205,000	241,011
Town of Speedway IN Sewage Works Revenue, Revenue Bonds Series A Insured: AGM
3.000%, due 9/1/25	525,000	566,918
		5,736,732
Iowa — 0.9%
Camanche Community School District, General Obligation Bonds Insured: AGM
5.000%, due 6/1/28	620,000	770,738

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
City of Altoona IA, General Obligation Bonds Series C Insured: BAM
3.000%, due 6/1/22	$320,000	$325,111
3.000%, due 6/1/24	345,000	367,358
Collins-Maxwell Community School District Sales Services & Use Tax Revenue, Revenue Bonds Insured: BAM
4.000%, due 6/1/24	175,000	190,966
4.000%, due 6/1/25	185,000	207,072
Lewis Central Community School District, Revenue Bonds Insured: BAM
4.000%, due 7/1/22	525,000	538,128
4.000%, due 7/1/29	995,000	1,186,268
Red Oak Community School District, General Obligation Bonds Insured: BAM
5.000%, due 6/1/25	145,000	167,426
Sioux Center Community School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	290,000	322,558
		4,075,625
Kentucky — 0.6%
City of Somerset KY, General Obligation Bonds Insured: AGM
4.000%, due 6/1/23	310,000	327,696
4.000%, due 6/1/24	650,000	708,074
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	551,995
Kentucky Municipal Power Agency, Revenue Bonds Insured: NATL
4.000%, due 9/1/39	415,000	452,985
Kentucky State University, Certificates of Participation Insured: BAM
4.000%, due 11/1/51	500,000	584,192
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	100,000	110,726
		2,735,668
Louisiana — 3.7%
Calcasieu Parish School District No 23, General Obligation Bonds Insured: BAM
5.000%, due 9/1/27	600,000	726,137
5.000%, due 9/1/28	910,000	1,125,268
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds Series B Insured: AGM
4.000%, due 6/1/35	400,000	467,135
4.000%, due 6/1/36	400,000	465,731
4.000%, due 6/1/37	325,000	377,405
4.000%, due 6/1/38	350,000	405,563
4.000%, due 6/1/39	850,000	982,674
City of Plaquemine LA, Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/24	750,000	803,332
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	500,000	623,067
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
5.000%, due 12/1/32	$125,000	$156,676
Greater Ouachita Water Co., Revenue Bonds Insured: BAM
4.000%, due 9/1/36	775,000	908,627
Louisiana Energy & Power Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 6/1/23	445,000	477,409
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds Insured: AGM
4.000%, due 10/1/38	1,000,000	1,179,605
4.000%, due 10/1/39	600,000	706,078
4.000%, due 10/1/40	1,170,000	1,364,500
4.000%, due 10/1/41	660,000	756,225
4.000%, due 10/1/42	845,000	964,830
4.000%, due 10/1/43	1,060,000	1,206,938
Insured: BAM
4.000%, due 10/1/40	850,000	992,934
New Orleans Aviation Board, Revenue Bonds Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,231,994
Parish of St Mary LA, Revenue Bonds Insured: AGM
5.000%, due 3/1/27	330,000	396,637
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	610,000	724,317
Ward Two Water District of Livingston Parish, Revenue Bonds Insured: BAM
4.000%, due 4/1/27	500,000	569,412
4.000%, due 4/1/28	300,000	346,218
		17,958,712
Maine — 0.0%(d)
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	175,106
Maryland — 0.3%
City of Cumberland MD, General Obligation Bonds Insured: AGM
5.000%, due 6/1/24	400,000	446,856
5.000%, due 6/1/25	450,000	519,424
Maryland State Transportation Authority, Revenue Bonds Insured: AGM
5.000%, due 6/1/23	245,000	262,843
		1,229,123
Massachusetts — 1.2%
Bridgewater-Raynham Regional School District, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/29	1,405,000	1,693,430
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
0.658% (3-Month LIBOR + 0.57%), due 5/1/37(b)	85,000	83,933
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/22	2,415,000	2,435,045
5.500%, due 1/1/25	600,000	690,823

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Department of Transportation, Revenue Bonds Series C Insured: NATL
0.370%, due 1/1/22(a)	$325,000	$324,796
Massachusetts School Building Authority, Revenue Bonds Series A
5.000%, due 11/15/34	350,000	412,506
		5,640,533
Michigan — 4.7%
Benzie County Central Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/35	340,000	414,247
4.000%, due 5/1/36	300,000	364,263
4.000%, due 5/1/37	330,000	399,527
4.000%, due 5/1/38	300,000	362,351
4.000%, due 5/1/39	300,000	361,438
4.000%, due 5/1/40	300,000	360,665
4.000%, due 5/1/45	1,250,000	1,483,503
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,033,377
City of Greenville MI, Revenue Bonds Insured: AGM
4.000%, due 6/1/46	2,575,000	2,958,076
City of Saginaw MI Water Supply System Revenue, Revenue Bonds Insured: AGM
4.000%, due 7/1/29	710,000	847,623
4.000%, due 7/1/30	1,035,000	1,249,531
City of Taylor MI, General Obligation Bonds Insured: BAM
4.000%, due 3/1/24	770,000	832,801
4.000%, due 3/1/27	490,000	567,218
4.000%, due 3/1/29	710,000	845,221
4.000%, due 3/1/35	1,185,000	1,414,850
Eastern Michigan University, Revenue Bonds Series A Insured: BAM
5.000%, due 3/1/27	750,000	905,337
Fitzgerald Public School District, General Obligation Bonds Insured: BAM
4.000%, due 5/1/22	150,000	152,763
Grandville Public Schools, General Obligation Bonds Series I Insured: AGM
4.000%, due 5/1/37	245,000	286,035
4.000%, due 5/1/40	200,000	232,698
Jackson College, General Obligation Bonds Insured: AGM
3.000%, due 5/1/22	520,000	527,049
Lake Superior State University, Revenue Bonds Insured: AGM
4.000%, due 11/15/28	620,000	729,230
4.000%, due 11/15/30	810,000	972,187
Leland Public School District, General Obligation Bonds Insured: AGM
4.000%, due 5/1/37	590,000	674,871
Michigan Finance Authority, Revenue Bonds Insured: BAM
4.000%, due 11/1/40	1,000,000	1,176,833
Saginaw City School District, General Obligation Bonds 4.000%, due 5/1/44	2,505,000	2,942,859
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Warren Consolidated Schools, General Obligation Bonds Series B Insured: BAM
5.000%, due 5/1/22	$280,000	$286,605
Wayne County Airport Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 12/1/42	110,000	115,343
		22,496,501
Minnesota — 0.1%
Centennial Independent School District No 12, General Obligation Bonds Series A Insured: SD CRED PROG
0.170% , due 2/1/22(a)	650,000	649,716
Mississippi — 0.5%
Biloxi Public School District, Revenue Bonds Insured: BAM
5.000%, due 4/1/24	270,000	298,809
City of Jackson MS, General Obligation Bonds Series A Insured: BAM
4.000%, due 5/1/25	150,000	167,726
Mississippi Development Bank, Revenue Bonds Insured: BAM
4.000%, due 7/1/45	500,000	580,187
5.000%, due 7/1/33	490,000	629,094
5.250%, due 10/1/38	460,000	572,571
		2,248,387
Missouri — 1.3%
City of St Louis MO Airport Revenue, Revenue Bonds Insured: NATL
5.500%, due 7/1/28	1,000,000	1,278,839
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,078,117
Kansas City Industrial Development Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 3/1/50	1,480,000	1,652,903
Series B
5.000%, due 3/1/46	2,000,000	2,385,539
		6,395,398
Montana — 0.1%
City of Bozeman MT, Tax Allocation Insured: AGM
2.000%, due 7/1/22	50,000	50,444
3.000%, due 7/1/24	100,000	105,601
4.000%, due 7/1/26	75,000	84,671
4.000%, due 7/1/27	100,000	114,676
		355,392
Nevada — 0.4%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	882,686
5.000%, due 6/1/32	265,000	315,066
Clark County School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 6/15/40	400,000	467,640
Series B Insured: BAM
5.000%, due 6/15/28	250,000	313,394
		1,978,786

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire — 1.2%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000% , due 7/1/51	$5,000,000	$5,792,831
New Jersey — 7.1%
Atlantic City Board of Education, General Obligation Bonds Insured: AGM
4.000%, due 4/1/26	400,000	448,217
4.000%, due 4/1/28	425,000	489,072
4.000%, due 4/1/30	335,000	383,891
4.000%, due 4/1/33	325,000	367,714
4.000%, due 4/1/35	330,000	371,380
Borough of Paulsboro NJ, General Obligation Bonds Insured: BAM
1.000%, due 8/15/24	160,000	161,854
1.000%, due 8/15/25	165,000	166,483
Casino Reinvestment Development Authority, Inc., Revenue Bonds Insured: AGM
5.000%, due 11/1/27	500,000	552,557
City of Atlantic City NJ, General Obligation Bonds Insured: AGM
5.000%, due 11/1/21	165,000	165,000
City of Bayonne NJ, General Obligation Bonds Insured: AGM
4.000%, due 7/15/24	100,000	109,463
City of East Orange NJ, General Obligation Bonds Insured: AGM
4.000%, due 9/15/23	665,000	710,245
4.000%, due 9/15/24	125,000	137,493
City of Newark NJ, General Obligation Bonds Series A Insured: AGM
5.000%, due 10/1/27	500,000	605,508
5.000%, due 10/1/28	750,000	925,061
Series C Insured: AGM
5.000%, due 10/1/28	145,000	178,845
5.000%, due 10/1/29	190,000	237,977
City of Orange Township NJ, General Obligation Bonds Insured: AGM
4.000%, due 12/1/27	1,295,000	1,492,578
City of Perth Amboy NJ, General Obligation Bonds Insured: AGM
5.000%, due 7/1/25	765,000	883,519
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 3/15/23	250,000	258,802
City of Union City NJ, General Obligation Bonds Insured: AGM
0.050%, due 8/1/24	1,425,000	1,392,726
2.250%, due 8/1/25	1,450,000	1,512,554
Clifton Board Of Education, General Obligation Bonds Insured: AGM
2.125%, due 8/15/44	2,955,000	2,723,097
Essex County Improvement Authority, Revenue Bonds Insured: AMBAC
5.250%, due 12/15/22	500,000	528,333
Garden State Preservation Trust, Revenue Bonds Series B Insured: AGM
1.190%, due 11/1/25(a)	110,000	104,894
Gloucester County Improvement Authority (The), Revenue Bonds Series A Insured: BAM
5.000%, due 7/1/28	265,000	305,082
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	$265,000	$328,586
New Jersey Economic Development Authority, Revenue Bonds Series A
4.000%, due 7/1/22	2,725,000	2,791,663
Series A Insured: BAM
4.000%, due 7/1/34	150,000	168,485
5.000%, due 7/1/23	1,500,000	1,613,256
Series K Insured: NATL
5.250%, due 12/15/21	110,000	110,657
New Jersey Educational Facilities Authority, Revenue Bonds Series F Insured: BAM
5.000%, due 7/1/25	300,000	348,277
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
0.660%, due 12/15/24(a)	705,000	690,645
Insured: BHAC-CR MBIA
1.290%, due 12/15/27(a)	500,000	462,157
Series A Insured: BAM
4.000%, due 12/15/37	275,000	315,687
Series A Insured: NATL
5.250%, due 12/15/21	500,000	502,987
Series AA Insured: BAM
5.000%, due 6/15/44	500,000	549,764
Series B Insured: AMBAC
5.250%, due 12/15/23	340,000	374,907
Series B Insured: NATL
5.500%, due 12/15/21	500,000	503,136
Series C Insured: AMBAC
0.900%, due 12/15/24(a)	750,000	729,269
1.140%, due 12/15/25(a)	875,000	834,999
1.330%, due 12/15/26(a)	1,330,000	1,242,948
Newark Board of Education, General Obligation Bonds Insured: BAM
3.000%, due 7/15/40	1,475,000	1,567,374
4.000%, due 7/15/34	825,000	992,314
Oceanport School District, General Obligation Bonds Insured: BAM
2.500%, due 7/15/24	495,000	520,008
Passaic Valley Sewerage Commission, Revenue Bonds Series H Insured: AGM
5.000%, due 12/1/24	450,000	510,431
Series I Insured: AGM
5.000%, due 12/1/25	100,000	117,031
Salem County Improvement Authority, Revenue Bonds Insured: AGM
4.000%, due 8/15/48	560,000	637,328
South Jersey Transportation Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 11/1/40	880,000	1,026,096
5.000%, due 11/1/30	700,000	888,343
State of New Jersey, General Obligation Bonds Series A
5.000%, due 6/1/29	700,000	881,157
Washington Borough Board of Education/Warren County, General Obligation Bonds Insured: AGM
4.000%, due 7/15/25	125,000	140,710
4.000%, due 7/15/27	135,000	158,543
		34,219,103

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York — 10.9%
Broome County Local Development Corp., Revenue Bonds Insured: AGM
3.000%, due 4/1/45	$1,200,000	$1,248,357
City of New York NY, General Obligation Bonds Series B-1 Insured: BAM
5.000%, due 10/1/42	1,425,000	1,769,872
5.000%, due 10/1/43	1,030,000	1,276,970
City of Schenectady NY, General Obligation Bonds Insured: AGM
3.000%, due 5/1/23	250,000	259,777
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,065,835
City of Yonkers NY, General Obligation Bonds Series A
4.000%, due 2/15/23	265,000	277,144
4.000%, due 2/15/24	250,000	269,372
Series A Insured: AGM
5.000%, due 2/15/26	825,000	971,002
Series A Insured: BAM
5.000%, due 5/1/28	1,215,000	1,507,623
Series B
4.000%, due 2/15/23	280,000	292,869
4.000%, due 2/15/24	290,000	312,540
Series B Insured: AGM
5.000%, due 2/15/26	640,000	753,558
5.000%, due 2/15/30	770,000	990,325
County of Chautauqua NY, General Obligation Bonds Series A Insured: BAM
2.000%, due 12/15/22	130,000	132,467
County of Monroe NY, General Obligation Bonds Insured: AGM
5.000%, due 6/1/22	1,070,000	1,099,816
Insured: BAM
5.000%, due 6/1/25	280,000	324,602
County of Suffolk NY, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/15/28	500,000	618,711
Series C Insured: BAM
4.000%, due 2/1/28	480,000	563,030
5.000%, due 2/1/23	410,000	433,758
5.000%, due 5/1/27	145,000	160,628
Hudson Yards Infrastructure Corp, Revenue Bonds Series A Insured: AGM
4.000%, due 2/15/47	5,000,000	5,590,283
Metropolitan Transportation Authority, Revenue Bonds Series A-1
4.000%, due 11/15/52	595,000	654,446
5.000%, due 11/15/29	500,000	579,724
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,152,793
Series B Insured: AMBAC
5.250%, due 11/15/24	1,145,000	1,309,053
Series C Insured: AGM
4.000%, due 11/15/46	745,000	856,887
Series C Insured: BAM
5.000%, due 11/15/44	650,000	797,913
Series E
4.000%, due 11/15/45	450,000	500,809
Mount Vernon City School District, General Obligation Bonds Series A Insured: BAM
3.000%, due 3/15/24	275,000	291,170
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Industrial Development Agency, Revenue Bonds Insured: NATL
6.110%, due 3/1/24(b)(c)	$1,500,000	$1,596,409
Series A Insured: AGM
5.000%, due 1/1/30	1,750,000	2,247,243
5.000%, due 1/1/31	1,250,000	1,634,891
New York City Water & Sewer System, Revenue Bonds Series AA4
0.010%, due 6/15/49(b)(c)	3,700,000	3,700,000
New York Convention Center Development Corp., Revenue Bonds Series B Insured: BAM
2.180%, due 11/15/33(a)	1,500,000	1,154,784
2.470%, due 11/15/38(a)	375,000	246,872
New York State Dormitory Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 10/1/36	500,000	579,872
Series B Insured: BAM
4.000%, due 8/15/33	115,000	129,932
4.000%, due 8/15/34	120,000	135,038
4.000%, due 8/15/35	160,000	179,592
4.000%, due 8/15/36	200,000	223,590
4.000%, due 8/15/37	450,000	501,093
Series D Insured: AGM
5.000%, due 10/1/30	1,000,000	1,264,271
New York State Thruway Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 1/1/45	1,115,000	1,279,775
Niagara Falls City School District, Certificates of Participation Insured: AGM
4.000%, due 6/15/26	200,000	216,575
5.000%, due 6/15/25	670,000	744,933
Niagara Falls City School District, General Obligation Bonds Insured: BAM
5.000%, due 6/15/28	590,000	736,187
North Syracuse Central School District, General Obligation Bonds Insured: NATL
5.000%, due 6/15/22	90,000	92,663
Oneida County Local Development Corp, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/38	1,320,000	1,539,063
4.000%, due 12/1/39	1,370,000	1,593,155
4.000%, due 12/1/40	1,425,000	1,652,013
Oneida County Local Development Corp., Revenue Bonds Series A Insured: AGM
3.000%, due 12/1/44	405,000	421,154
4.000%, due 12/1/38	250,000	285,748
Pulaski Central School District, General Obligation Bonds Insured: AGM
5.000%, due 6/15/23	250,000	268,429
Town of Oyster Bay NY, General Obligation Bonds Insured: AGM
4.000%, due 3/1/28	835,000	981,326
Insured: BAM
4.000%, due 2/15/26	65,000	73,858
4.000%, due 11/1/26	800,000	922,744
4.000%, due 2/15/27	55,000	63,585

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series B Insured: AGM
3.000%, due 2/1/24	$1,790,000	$1,894,065
		52,420,194
North Carolina — 0.6%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	654,732
Western Carolina University, Revenue Bonds Insured: AGM
5.000%, due 6/1/26	945,000	1,121,241
5.000%, due 6/1/27	500,000	589,569
5.000%, due 6/1/28	550,000	644,947
		3,010,489
North Dakota — 0.6%
City of Grand Forks ND, Revenue Bonds Insured: AGM
3.000%, due 12/1/39	2,125,000	2,209,455
State Board of Higher Education of the State of North Dakota, Revenue Bonds Series A Insured: AGM
4.000%, due 4/1/44	670,000	766,729
		2,976,184
Ohio — 0.8%
Bethel Local School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/25	265,000	296,440
City of Lorain OH, General Obligation Bonds Insured: AGM
3.875%, due 12/1/27	605,000	606,484
Series A Insured: BAM
4.000%, due 12/1/24	250,000	275,872
4.000%, due 12/1/25	260,000	293,517
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A Insured: AGM
4.000%, due 11/15/37	375,000	437,080
Conotton Valley Union Local School District, Certificates of Participation Insured: AGM
4.000%, due 12/1/33	315,000	348,113
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	592,809
Euclid City School District, Certificates of Participation Insured: BAM
4.000%, due 12/1/39	400,000	452,416
Triway Local School District, Certificates of Participation Insured: BAM
3.000%, due 12/1/21	625,000	626,372
		3,929,103
Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds Series A Insured: BAM
5.000% , due 6/1/23	500,000	535,754
Oregon — 0.9%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	484,255
	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Jackson County School District No 6 Central Point, General Obligation Bonds Series B Insured: SCH BD GTY
2.330%, due 6/15/49(a)	$500,000	$206,918
Medford Hospital Facilities Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 8/15/45	3,170,000	3,676,634
		4,367,807
Pennsylvania — 5.2%
Allentown City School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/22	200,000	202,085
Ambridge Area School District, General Obligation Bonds Insured: AGM
4.000%, due 11/1/22	660,000	684,086
Bellwood-Antis School District, General Obligation Bonds Series A Insured: BAM
3.000%, due 6/1/25	480,000	520,833
Series AA Insured: BAM
3.000%, due 6/1/25	300,000	325,521
3.000%, due 6/1/26	305,000	335,975
Bristol Borough School District, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/25	250,000	274,082
Butler Area Sewer Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/26	390,000	463,810
Catasauqua Area School District, General Obligation Bonds Insured: BAM
4.000%, due 2/15/26	245,000	275,188
4.000%, due 2/15/27	70,000	80,032
4.000%, due 2/15/28	430,000	498,739
4.000%, due 2/15/29	695,000	818,675
City of Oil City PA, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/39	320,000	367,781
4.000%, due 12/1/40	275,000	315,476
4.000%, due 12/1/41	265,000	303,288
City of Philadelphia PA Airport Revenue, Revenue Bonds Insured: AGM
4.000%, due 7/1/39	1,500,000	1,745,178
4.000%, due 7/1/40	1,155,000	1,338,700
4.000%, due 7/1/41	1,250,000	1,442,483
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	419,785
Coatesville School District, General Obligation Bonds Insured: AGM
5.000%, due 8/1/23	150,000	161,846
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	283,580
Delaware County Regional Water Quality Control Authority, Revenue Bonds Insured: NATL
5.250%, due 5/1/22	205,000	210,132

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Ephrata Borough Authority, Revenue Bonds Series B Insured: AGM
3.000%, due 11/1/43	$1,150,000	$1,213,798
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	460,000	572,177
Greater Johnstown School District, General Obligation Bonds Series C Insured: NATL
1.650%, due 8/1/28(a)	200,000	178,990
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/23	245,000	262,658
Lancaster Higher Education Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	500,000	578,006
5.000%, due 10/1/23	300,000	326,594
Lancaster School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/36	35,000	40,872
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: AGC
0.688% (3-Month LIBOR + 0.60%), due 7/1/27(b)	160,000	159,171
Pennsylvania Turnpike Commission, Revenue Bonds Series C Insured: AGM
6.250%, due 6/1/33	750,000	923,497
Pittsburgh Water & Sewer Authority, Revenue Bonds Series B Insured: AGM
4.000%, due 9/1/35	700,000	827,250
4.000%, due 9/1/50	1,000,000	1,164,541
Reading School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 4/1/44	500,000	580,685
Ridley School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 11/15/34	1,000,000	1,179,189
School District of Philadelphia (The), General Obligation Bonds Insured: BAM
5.000%, due 9/1/27	720,000	860,191
Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	288,868
Series F Insured: BAM
5.000%, due 9/1/27	5,000	6,024
Somerset Area School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/23	425,000	445,152
State Public School Building Authority, Revenue Bonds Insured: AGM
4.000%, due 6/15/40	835,000	951,228
Insured: BAM
3.000%, due 3/1/39	750,000	790,249
Series A Insured: BAM
5.000%, due 6/15/22	285,000	293,343
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/31	415,000	458,525
4.000%, due 9/1/32	435,000	480,792
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Westmoreland County Municipal Authority, Revenue Bonds Series A Insured: FGIC
0.590%, due 8/15/23(a)	$815,000	$806,436
Williamsport Sanitary Authority, Revenue Bonds Insured: BAM
5.000%, due 1/1/30	500,000	632,895
		25,088,406
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	484,130
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	100,928
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,346
Series UU Insured: AGM
0.608% (3-Month LIBOR + 0.52%), due 7/1/29(b)	510,000	508,744
		1,119,148
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,241,534
Series B Insured: AGM
5.000%, due 6/15/26	275,000	325,265
5.000%, due 6/15/36	660,000	807,417
Rhode Island Health and Educational Building Corp., Revenue Bonds Series A Insured: AGM
4.000%, due 5/15/36	390,000	457,893
		2,832,109
South Carolina — 0.1%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds Insured: AGM
2.000%, due 3/1/23	600,000	614,053
Texas — 6.9%
Brazoria County Municipal Utility District No 28, General Obligation Bonds Series A Insured: BAM
2.000%, due 9/1/25	400,000	416,903
2.000%, due 9/1/26	405,000	423,378
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AGM
0.250%, due 8/15/22(a)	665,000	663,679
Series A Insured: AMBAC
1.630%, due 8/15/29(a)	1,000,000	880,856
Series A Insured: BHAC-CR AMBAC
1.030%, due 8/15/27(a)	205,000	193,136
City of Arlington TX Special Tax Revenue, Special Tax Insured: AGM
5.000%, due 2/15/32	725,000	824,358
Series A Insured: AGM
4.000%, due 2/15/44	2,000,000	2,247,367
5.000%, due 2/15/38	700,000	845,077

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Houston TX Combined Utility System Revenue, Revenue Bonds Series A Insured: AGM
0.640%, due 12/1/25(a)	$460,000	$448,148
City of Mission TX, General Obligation Bonds Insured: BAM
5.000%, due 2/15/22	1,395,000	1,413,570
City of Mount Pleasant TX, General Obligation Bonds Insured: AGM
4.000%, due 5/15/34	2,110,000	2,561,481
City of Rio Grande City TX, General Obligation Bonds Insured: AGM
4.000%, due 2/15/26	630,000	713,856
Clear Lake City Water Authority, General Obligation Bonds Insured: NATL
3.000%, due 3/1/25	170,000	183,699
County of Galveston TX, General Obligation Bonds Insured: NATL
0.380%, due 2/1/24(a)	1,500,000	1,487,304
County of La Salle TX, General Obligation Bonds Insured: AGM
5.000%, due 3/1/27	500,000	605,004
Fort Bend County Municipal Utility District No 169, General Obligation Bonds Series B Insured: AGM
3.000%, due 12/1/25	420,000	456,073
Fort Bend County Municipal Utility District No 58, General Obligation Bonds Insured: BAM
3.000%, due 4/1/33	400,000	433,233
3.000%, due 4/1/34	445,000	480,947
Galveston County Municipal Utility District No 56, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	400,000	437,409
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/34	325,000	369,209
Harris County-Houston Sports Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 11/15/25	220,000	246,475
La Joya Independent School District, General Obligation Bonds Insured: AGM
4.000%, due 2/15/38	500,000	549,676
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series 1B Insured: AGM
3.000%, due 9/1/22	180,000	183,929
Love Field Airport Modernization Corp, Revenue Bonds Insured: AGM
4.000%, due 11/1/40	3,385,000	3,923,609
Matagorda County Navigation District No 1, Revenue Bonds Insured: AMBAC
5.125%, due 11/1/28	615,000	759,331
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	606,716
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	176,634
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Northlake Municipal Management District No 1, General Obligation Bonds Insured: BAM
4.500%, due 3/1/24	$185,000	$200,832
Southwest Houston Redevelopment Authority, Revenue Bonds Insured: AGM
4.000%, due 9/1/32	450,000	515,027
5.000%, due 9/1/28	210,000	253,286
5.000%, due 9/1/29	225,000	275,133
5.000%, due 9/1/30	350,000	433,259
Timber Lane Utility District, General Obligation Bonds Insured: AGM
3.500%, due 8/1/23	500,000	526,722
3.500%, due 8/1/24	500,000	540,069
3.500%, due 8/1/25	500,000	550,862
3.500%, due 8/1/26	500,000	559,949
Travis County Water Control & Improvement District, General Obligation Bonds Insured: BAM
4.000%, due 8/15/26	505,000	573,630
Upper Trinity Regional Water District, Revenue Bonds Insured: BAM
3.000%, due 8/1/46	1,500,000	1,583,491
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/26	390,000	445,729
West Harris County Regional Water Authority, Revenue Bonds Insured: BAM
3.500%, due 12/15/46	3,500,000	3,879,260
		32,868,306
Utah — 1.1%
Utah Transit Authority, Revenue Bonds Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	290,967
Series C Insured: AGM
5.250%, due 6/15/32	1,000,000	1,339,778
Vineyard Redevelopment Agency, Tax Allocation Insured: AGM
4.000%, due 5/1/34	115,000	136,410
4.000%, due 5/1/39	350,000	410,597
4.000%, due 5/1/41	350,000	408,613
5.000%, due 5/1/25	700,000	804,291
5.000%, due 5/1/27	315,000	381,169
5.000%, due 5/1/31	700,000	906,464
Weber Basin Water Conservancy District, Revenue Bonds Series A
4.000%, due 4/1/46	600,000	691,502
		5,369,791
Washington — 0.6%
Bellevue Convention Center Authority, Revenue Bonds Insured: NATL
0.310%, due 2/1/22(a)	530,000	529,583
Chelan County Public Utility District No 1, Revenue Bonds Insured: NATL
0.550%, due 6/1/24(a)	100,000	98,592
Series A Insured: NATL
0.380%, due 6/1/23(a)	100,000	99,395

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Klickitat County Public Utility District No 1, Revenue Bonds Series A Insured: AGM
4.000%, due 12/1/37	$750,000	$868,678
State of Washington, General Obligation Bonds Series 03-C Insured: NATL
0.900%, due 6/1/26(a)	250,000	239,916
Series C Insured: AMBAC
0.370%, due 6/1/23(a)	200,000	198,822
0.540%, due 6/1/24(a)	265,000	261,335
0.900%, due 6/1/26(a)	200,000	191,933
Series C Insured: NATL
1.450%, due 6/1/29(a)	125,000	112,025
Series E Insured: XLCA
0.450%, due 12/1/23(a)	100,000	99,064
		2,699,343
West Virginia — 1.5%
City of Fairmont WV Water Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 7/1/29	150,000	178,834
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/46	1,000,000	1,184,695
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
3.000%, due 12/1/23	290,000	305,218
4.000%, due 12/1/24	300,000	330,950
4.000%, due 12/1/25	325,000	367,036
West Virginia Hospital Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/51	4,200,000	4,665,680
		7,032,413
Wisconsin — 4.0%
City of Milwaukee WI, General Obligation Bonds Series B4 Insured: BAM
3.000%, due 4/1/35	5,050,000	5,632,676
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	611,665
Insured: BAM
4.000%, due 9/1/26	300,000	345,637
5.000%, due 9/1/28	250,000	313,962
Fond Du Lac School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 4/1/35	400,000	464,906
Omro School District, General Obligation Bonds Insured: BAM
3.000%, due 3/1/28	230,000	256,737
Public Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 7/1/40	300,000	337,118
4.000%, due 7/1/45	800,000	890,542
Series C
0.010%, due 10/1/49(b)(c)	8,600,000	8,600,000
Village of Mount Pleasant WI, Tax Allocation Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,343,683
	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Center District, Revenue Bonds Series C Insured: AGM
2.560%, due 12/15/36(a)	$320,000	$209,045
		19,005,971
Wyoming — 1.2%
University of Wyoming, Revenue Bonds Series C Insured: AGM
4.000%, due 6/1/43	1,700,000	1,992,966
4.000%, due 6/1/45	2,410,000	2,810,814
4.000%, due 6/1/46	1,000,000	1,164,681
		5,968,461
Total Municipal Bonds (Cost $461,186,279)		464,254,281

	Shares
Short-Term Investment — 1.5%
Money Market Fund — 1.5%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(e)
(Cost $7,154,719)	7,154,719	$7,154,719
Total Investments — 98.3%
(Cost $468,340,998)		471,409,000
Other Assets and Liabilities, Net — 1.7%		8,393,625
Net Assets — 100.0%		$479,802,625

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2021.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Less than 0.05%.

(e)
Reflects the 7-day yield at October 31, 2021.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	—	Financial Guaranty Insurance Co.
LIBOR	—	London InterBank Offered Rate
NATL	—	National Public Finance Guarantee Corp.
SCH BD GTY	—	School Bond Guaranty Program
XLCA	—	XL Capital Assurance

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Insured ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$464,254,281	$—	$464,254,281
Short-Term Investment:
Money Market Fund	7,154,719	—	—	7,154,719
Total Investments in Securities	$7,154,719	$464,254,281	$—	$471,409,000

(f)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds — 97.0%
Alabama — 2.8%
Alabama Community College System, Revenue Bonds Insured: BAM
4.000%, due 11/1/32	$410,000	$489,331
4.000%, due 11/1/33	660,000	786,030
Alabama Community College System ACCS Enhancements Fee Revenue, Revenue Bonds Insured: AGM
4.000%, due 9/1/34	850,000	1,019,792
4.000%, due 9/1/36	270,000	321,311
4.000%, due 9/1/37	415,000	492,398
Birmingham Airport Authority, Revenue Bonds Insured: BAM
5.000%, due 7/1/32	600,000	765,810
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 6/1/28	1,500,000	1,765,735
Homewood Educational Building Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 12/1/41	1,000,000	1,050,960
		6,691,367
Alaska — 0.6%
Alaska Industrial Development & Export Authority, Revenue Bonds Series A
5.000%, due 6/1/28	100,000	113,504
State of Alaska International Airports System, Revenue Bonds
4.000%, due 10/1/31	1,055,000	1,281,234
		1,394,738
Arizona — 1.1%
Arizona Industrial Development Authority, Revenue Bonds Series A 5.000%, due 11/1/31	550,000	676,145
Series A Insured: BAM
5.000%, due 6/1/31	300,000	371,360
5.000%, due 6/1/32	325,000	401,183
Arizona State University, Revenue Bonds
5.000%, due 7/1/22	130,000	134,157
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	601,310
Maricopa County Industrial Development Authority, Revenue Bonds Series C Insured: SD CRED PROG 5.000%, due 7/1/37	300,000	349,184
		2,533,339
Arkansas — 0.3%
Bentonville School District No 6, General Obligation Bonds
5.000%, due 6/1/22	145,000	149,006
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/34	400,000	460,425
		609,431
	Principal Amount	Value
Municipal Bonds (continued)
California — 7.8%
Apple Valley Public Financing Authority, Tax Allocation Series A Insured: BAM
4.000%, due 6/1/31	$1,000,000	$1,200,669
Bay Area Toll Authority, Revenue Bonds
5.000%, due 4/1/22	125,000	127,515
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
0.390%, due 8/1/23(a)	300,000	297,984
California Health Facilities Financing Authority, Revenue Bonds Series A
5.000%, due 10/1/32	1,000,000	1,124,048
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	493,453
California State Public Works Board, Revenue Bonds Series A
5.000%, due 9/1/22	120,000	124,793
Series B
4.000%, due 5/1/36	200,000	239,719
Series C
5.000%, due 3/1/22	300,000	304,795
Series F
5.000%, due 4/1/22	100,000	101,999
California State University, Revenue Bonds
5.000%, due 11/1/21	110,000	110,000
Series A
5.000%, due 11/1/21	400,000	400,000
California Statewide Communities Development Authority, Revenue Bonds Insured: BAM
4.000%, due 5/15/35	2,000,000	2,368,568
Chaffey Joint Union High School District, General Obligation Bonds Series B
1.300%, due 8/1/34(a)	320,000	201,403
Duarte Unified School District, General Obligation Bonds Series E Insured: AGM
0.000%, due 11/1/21(a)	595,000	595,000
Eastern Municipal Water District, Revenue Bonds Series A
5.000%, due 7/1/22	175,000	180,608
El Camino Community College District Foundation (The), General Obligation Bonds
5.000%, due 8/1/22	100,000	103,612
Hayward Redevelopment Agency Successor Agency, Tax Allocation
5.000%, due 9/1/22	100,000	103,968
Hayward Unified School District, General Obligation Bonds Insured: AGM
4.000%, due 8/1/45	270,000	311,997
Huntington Beach Public Financing Authority, Revenue Bonds Series A
5.000%, due 9/1/22	100,000	103,814
Independent Cities Finance Authority, Revenue Bonds Insured: AGM
4.000%, due 6/1/29	500,000	581,428
4.000%, due 6/1/36	700,000	816,584

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
1.690%, due 8/1/31(a)	$150,000	$116,466
1.890%, due 8/1/33(a)	35,000	24,659
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	316,105
Long Beach Unified School District, General Obligation Bonds Series B
5.000%, due 8/1/22	100,000	103,604
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds Series C
5.000%, due 7/1/22	100,000	103,211
Metropolitan Water District of Southern California, Revenue Bonds Series E 0.190% (Municipal Swap Index + 0.14%), due 7/1/37(b)	1,200,000	1,200,159
Series G
4.000%, due 7/1/22	145,000	148,714
Mojave Water Agency Public Facilities Corp., Revenue Bonds Series A
5.000%, due 6/1/22	115,000	118,239
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds Series O-1
0.010%, due 5/15/45(b)(c)	600,000	600,000
Rio Hondo Community College District, General Obligation Bonds Series B
5.000%, due 8/1/22	150,000	155,429
Ripon Redevelopment Agency Successor Agency, Tax Allocation Insured: BAM
4.000%, due 11/1/28	600,000	710,649
Riverside County Community Facilities Districts, Special Tax Insured: AGM
4.000%, due 9/1/35	1,060,000	1,257,405
Riverside County Redevelopment Successor Agency, Tax Allocation Series B Insured: BAM
5.000%, due 10/1/41	465,000	546,142
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	617,170
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
0.760%, due 7/1/24(a)	305,000	298,912
Santa Clara County Financing Authority, Revenue Bonds Series A
5.000%, due 4/1/22	100,000	102,004
Santa Clara Valley Transportation Authority, Revenue Bonds Series A
5.000%, due 6/1/22	200,000	205,573
Sonoma County Junior College District, General Obligation Bonds
5.000%, due 8/1/22	170,000	176,153
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	573,079
5.000%, due 8/1/22	240,000	248,649
5.000%, due 9/1/22	150,000	156,004
University of California, Revenue Bonds Series AO
5.000%, due 5/15/22	100,000	102,597
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series AZ
5.000%, due 5/15/22	$100,000	$102,597
Series G
4.000%, due 5/15/22	200,000	204,122
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	285,749
Westminster School District, General Obligation Bonds Series B Insured: BAM
0.530%, due 8/1/48(a)	100,000	17,739
Westside Union School District, General Obligation Bonds Series A
4.000%, due 8/1/22	100,000	102,857
		18,485,944
Colorado — 3.8%
Adams State University, Revenue Bonds Series A
5.000%, due 5/15/35	1,125,000	1,398,917
Cherokee Metropolitan District, Revenue Bonds Insured: BAM
4.000%, due 8/1/34	200,000	242,980
Colorado Educational & Cultural Facilities Authority, Revenue Bonds Insured: Moral Obligation Bond
4.000%, due 12/15/22	245,000	254,783
4.000%, due 12/15/36	475,000	547,631
4.000%, due 12/15/41	400,000	455,800
Series A Insured: Moral Obligation Bond
4.000%, due 7/1/36	1,000,000	1,170,713
Colorado Health Facilities Authority, Revenue Bonds Series A-1
5.000%, due 8/1/34	75,000	93,120
5.000%, due 8/1/35	105,000	129,995
Series A-2
5.000%, due 8/1/32	110,000	137,528
5.000%, due 8/1/33	90,000	112,161
Crystal Valley Metropolitan District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/36	500,000	587,461
Dawson Ridge Metropolitan District No 1, General Obligation Bonds Series A
0.320%, due 10/1/22(a)	175,000	174,494
Series B
0.320%, due 10/1/22(a)	115,000	114,668
El Paso County School District No 3 Widefield, Certificates of Participation Insured: AGM
4.000%, due 12/1/36	900,000	1,074,087
4.000%, due 12/1/41	1,315,000	1,546,076
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	425,000	513,893
Lewis Pointe Metropolitan District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/21	310,000	310,912
4.000%, due 12/1/24	225,000	248,067
		9,113,286

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Connecticut — 4.0%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	$600,000	$719,889
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	105,193
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	748,993
City of New Haven CT, General Obligation Bonds Series A
4.000%, due 8/1/37	905,000	1,029,044
City of West Haven CT, General Obligation Bonds
4.000%, due 9/15/27	240,000	276,994
4.000%, due 9/15/28	290,000	338,265
4.000%, due 9/15/31	325,000	382,654
Insured: BAM
4.000%, due 3/15/29	200,000	236,818
4.000%, due 3/15/30	125,000	149,194
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	350,000	415,970
Mattabassett District, Revenue Bonds Insured: BAM
5.000%, due 8/1/23	400,000	431,517
State of Connecticut, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/15/34	1,875,000	2,359,968
State of Connecticut Special Tax Revenue, Revenue Bonds
4.000%, due 5/1/36	500,000	590,889
Series A Insured: AGM
4.000%, due 5/1/38	1,500,000	1,788,480
		9,573,868
Delaware — 0.2%
State of Delaware, General Obligation Bonds
5.000% , due 3/1/22	370,000	375,901
District of Columbia — 0.1%
District of Columbia, Revenue Bonds Series A
5.000% , due 12/1/21	300,000	301,174
Florida — 3.9%
Central Florida Expressway Authority, Revenue Bonds Insured: AGM
4.000%, due 7/1/34	1,000,000	1,216,115
County of Miami-Dade FL Aviation Revenue, Revenue Bonds Series A
4.000%, due 10/1/34	500,000	588,880
4.000%, due 10/1/39	400,000	463,589
County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds
4.000%, due 10/1/34	1,000,000	1,205,123
County of Palm Beach FL, Revenue Bonds
5.000%, due 6/1/23	115,000	118,233
Florida Development Finance Corp., Revenue Bonds Series A
4.000%, due 7/1/24	200,000	214,154
	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida Municipal Power Agency, Revenue Bonds Series A 3.000%, due 10/1/33	$500,000	$544,921
Miami Beach Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/36	200,000	235,928
4.000%, due 11/15/37	300,000	353,120
4.000%, due 11/15/38	500,000	587,089
North Springs Improvement District, Special Assessment Insured: AGM
2.000%, due 5/1/23	185,000	188,275
4.000%, due 5/1/28	410,000	475,067
4.000%, due 5/1/29	430,000	504,268
4.000%, due 5/1/30	445,000	527,221
4.000%, due 5/1/31	365,000	437,121
Orange County Convention Center/Orlando, Revenue Bonds Series B
5.000%, due 10/1/31	500,000	591,534
School Board of Miami-Dade County (The), Certificates of Participation Series A
5.000%, due 5/1/31	260,000	278,128
State of Florida, General Obligation Bonds Series A
5.000%, due 6/1/22	150,000	154,207
Series C
4.000%, due 6/1/30	500,000	510,167
		9,193,140
Georgia — 0.3%
Municipal Electric Authority of Georgia, Revenue Bonds Series A
5.000% , due 1/1/38	500,000	607,487
Guam — 0.2%
Guam Government Waterworks Authority, Revenue Bonds
5.250% , due 7/1/33	500,000	539,909
Hawaii — 0.1%
City & County of Honolulu HI, General Obligation Bonds Series B
5.000%, due 11/1/21	100,000	100,000
Series D
5.000%, due 8/1/22	235,000	243,505
		343,505
Idaho — 1.1%
Boise State University, Revenue Bonds
5.000%, due 4/1/47	1,000,000	1,185,464
Idaho Housing & Finance Association, Revenue Bonds Series A
5.000%, due 7/15/33	1,100,000	1,441,143
		2,626,607
Illinois — 11.8%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/27	500,000	612,218
Series A Insured: NATL
0.450%, due 12/1/21(a)	110,000	109,958
Chicago O’Hare International Airport, Revenue Bonds Series C
5.000%, due 1/1/28	100,000	117,187

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Park District, General Obligation Bonds
4.000%, due 1/1/34	$1,000,000	$1,145,891
4.000%, due 1/1/35	645,000	735,670
Series C Insured: BAM
5.000%, due 1/1/27	250,000	268,426
Series E Insured: BAM
4.000%, due 11/15/31	500,000	584,708
Cook County Township High School District No 220 Reavis, General Obligation Bonds Insured: BAM
5.000%, due 12/1/25	600,000	698,241
Illinois Development Finance Authority, Revenue Bonds
0.050%, due 9/1/28(b)(c)	1,550,000	1,550,000
Illinois Finance Authority, Revenue Bonds Series A
5.000%, due 8/15/32	1,500,000	1,976,245
Series B
0.010%, due 8/15/49(b)(c)	600,000	600,000
Kane & DeKalb Counties Community Unit School District No 301 Burlington, General Obligation Bonds Insured: NATL
0.500%, due 12/1/22(a)	400,000	397,858
Kendall Kane & Will Counties Community Unit School District No 308, General Obligation Bonds Insured: AGM
0.940%, due 2/1/26(a)	450,000	432,317
Madison County Community Unit School District No 8 Bethalto, General Obligation Bonds Insured: BAM
4.000%, due 12/1/22	200,000	208,005
4.000%, due 12/1/31	700,000	812,848
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	381,260
Northern Illinois University, Revenue Bonds Insured: BAM
4.000%, due 10/1/43	625,000	721,729
5.000%, due 10/1/26	250,000	296,570
5.000%, due 10/1/28	650,000	803,647
5.000%, due 10/1/30	690,000	882,842
Sales Tax Securitization Corp., Revenue Bonds Series A
5.000%, due 1/1/30	500,000	638,513
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series C Insured: AGM
5.000%, due 6/1/29	500,000	637,238
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/32	500,000	630,139
Southwestern Illinois Development Authority, Revenue Bonds
4.000%, due 10/15/24	165,000	180,143
4.000%, due 4/15/31	450,000	533,806
4.000%, due 4/15/33	250,000	294,469
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds Series A Insured: AGM
4.125%, due 4/1/33	$550,000	$575,577
Series C
5.000%, due 11/1/29	500,000	592,276
Series D
5.000%, due 11/1/24	2,250,000	2,532,841
5.000%, due 11/1/28	250,000	298,047
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	230,000	241,850
5.000%, due 1/1/30	450,000	551,978
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	489,413
Veterans Park District, General Obligation Bonds Series A Insured: BAM
3.000%, due 12/15/22	150,000	154,402
Village of Antioch IL, General Obligation Bonds Insured: BAM
3.000%, due 12/1/22	150,000	154,287
Village of Bolingbrook IL, General Obligation Bonds Series A
0.330%, due 1/1/35(a)	4,000,000	2,192,063
Village of Franklin Park IL, General Obligation Bonds Series A Insured: BAM
4.000%, due 10/1/30	350,000	409,085
4.000%, due 10/1/32	375,000	434,876
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	465,000	565,012
Village of Mundelein IL, General Obligation Bonds Insured: AGM
4.000%, due 12/15/39	100,000	114,564
Village of Park Forest IL, General Obligation Bonds Insured: BAM
4.000%, due 1/1/23	235,000	244,718
4.000%, due 1/1/25	475,000	524,314
Village of Stone Park IL, General Obligation Bonds Series B Insured: BAM
4.000%, due 2/1/23	135,000	138,780
Will County School District No 114 Manhattan, General Obligation Bonds Insured: AGM
3.500%, due 1/1/26	840,000	887,902
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Series A Insured: BAM
4.000%, due 12/1/35	500,000	576,940
		27,928,853
Indiana — 1.1%
Indiana Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 10/1/35	500,000	661,223
Series 1
4.000%, due 10/1/36	500,000	602,279
Series A
1.400%, due 8/1/29	1,000,000	983,957

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
MSD of Wash Township School Building Corp., Revenue Bonds Insured: ST INTERCEPT
5.000%, due 7/15/35	$225,000	$281,049
		2,528,508
Iowa — 0.7%
Benton Etc Counties College Community School District, Revenue Bonds Insured: BAM
2.000%, due 6/1/23	265,000	271,741
Iowa Finance Authority, Revenue Bonds Series E
0.010%, due 2/15/41(b)(c)	500,000	500,000
Iowa State University of Science & Technology, Revenue Bonds
Series I.S.U. 2020 Insured: BAM
5.000%, due 7/1/22	400,000	412,627
Western Dubuque County Community School District, General Obligation Bonds
2.000%, due 6/1/23	500,000	512,879
		1,697,247
Kentucky — 0.5%
City of Berea KY, Revenue Bonds Series A
0.040%, due 6/1/32(b)(c)	600,000	600,000
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	75,000	83,045
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	592,613
		1,275,658
Louisiana — 3.4%
Cameron Parish School District No 15, General Obligation Bonds
4.000%, due 10/1/22	125,000	128,464
5.000%, due 10/1/23	205,000	220,511
5.000%, due 10/1/29	290,000	354,301
City of Bunkie LA, General Obligation Bonds Insured: BAM
3.000%, due 3/1/27	225,000	241,428
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	124,613
City of Youngsville LA, Revenue Bonds Insured: BAM
4.000%, due 5/1/32	250,000	298,082
4.000%, due 5/1/34	300,000	354,993
Louisiana Local Government Environmental Facilities & Community Development Auth,
4.000%, due 10/1/27	125,000	144,589
4.000%, due 10/1/28	160,000	187,083
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds Insured: AGM
4.000%, due 10/1/27	130,000	150,373
4.000%, due 10/1/28	170,000	198,776
	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds
5.000%, due 10/1/35	$150,000	$187,084
Louisiana Stadium & Exposition District, Revenue Bonds
4.000%, due 7/3/23	1,500,000	1,570,367
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	600,000	739,196
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	620,000	736,191
State of Louisiana, General Obligation Bonds Series D
5.000%, due 9/1/24	1,495,000	1,688,619
Ward Two Water District of Livingston Parish, Revenue Bonds Insured: BAM
3.000%, due 4/1/22	300,000	303,089
3.000%, due 4/1/23	300,000	309,940
		7,937,699
Maine — 0.7%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/26	155,000	180,943
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/22	500,000	516,023
5.000%, due 7/1/31	225,000	295,043
5.000%, due 7/1/32	500,000	657,666
		1,649,675
Maryland — 1.2%
County of Baltimore MD, General Obligation Bonds
4.000%, due 3/1/33	1,000,000	1,175,810
State of Maryland Department of Transportation, Revenue Bonds Series A
3.000%, due 10/1/31	1,440,000	1,602,127
		2,777,937
Massachusetts — 0.3%
City of Worcester MA, General Obligation Bonds Insured: AGM
3.000%, due 2/15/31	150,000	167,631
Commonwealth of Massachusetts, Revenue Bonds Insured: NATL
5.500%, due 1/1/25	250,000	287,843
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
4.000%, due 12/1/21	250,000	250,779
		706,253
Michigan — 5.5%
City of Greenville MI, Revenue Bonds Insured: AGM
4.000%, due 6/1/39	830,000	972,466
4.000%, due 6/1/41	895,000	1,041,830
City of Marquette MI, General Obligation Bonds Insured: BAM
4.000%, due 5/1/24	360,000	391,583

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
4.000%, due 5/1/26	$785,000	$894,638
5.000%, due 5/1/27	590,000	715,692
5.000%, due 5/1/28	325,000	402,355
City of Owosso MI, General Obligation Bonds Insured: AGM
4.000%, due 5/1/23	160,000	168,595
4.000%, due 5/1/24	115,000	125,029
City of Saginaw MI Water Supply System Revenue, Revenue Bonds Insured: AGM
4.000%, due 7/1/22	700,000	717,314
4.000%, due 7/1/23	700,000	741,985
City of Taylor MI, General Obligation Bonds Series 2021 Insured: BAM
4.000%, due 3/1/31	250,000	304,576
Jackson County Intermediate School District, General Obligation Bonds Insured: AGM
5.000%, due 5/1/24	115,000	127,972
Michigan Finance Authority, Revenue Bonds
5.000%, due 11/15/21	1,000,000	1,001,717
5.000%, due 12/1/41	1,000,000	1,243,851
Series A
5.000%, due 2/15/34	235,000	296,704
Series A Class 1
4.000%, due 6/1/34	500,000	590,846
Van Buren Public Schools, General Obligation Bonds Insured: BAM
4.000%, due 11/1/35	1,700,000	1,993,608
4.000%, due 11/1/36	1,040,000	1,216,960
		12,947,721
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 8/1/25	150,000	166,625
4.000%, due 2/15/35	500,000	595,415
4.500%, due 1/1/39	1,000,000	1,076,053
5.000%, due 2/15/32	500,000	652,808
St Louis Municipal Finance Corp, Revenue Bonds Insured: AGM
4.000%, due 6/15/43	105,000	111,848
		2,602,749
Montana — 0.3%
City of Bozeman MT, Tax Allocation Insured: AGM
4.000%, due 7/1/28	170,000	197,647
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	416,978
		614,625
Nebraska — 1.7%
Central Plains Energy Project, Revenue Bonds
5.000%, due 3/1/50(b)(c)	600,000	652,713
5.250%, due 9/1/37	3,340,000	3,475,453
		4,128,166
Nevada — 0.8%
City of North Las Vegas NV, General Obligation Bonds Insured: BAM
5.000%, due 6/1/25	1,220,000	1,410,096
	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Clark County School District, General Obligation Bonds Series F
5.000%, due 6/15/22	$250,000	$251,393
Las Vegas Convention & Visitors Authority, Revenue Bonds Series B
5.000%, due 7/1/43	250,000	298,927
		1,960,416
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Revenue Bonds Series A
4.000% , due 4/1/30	675,000	745,493
New Jersey — 5.6%
Atlantic City Board of Education, General Obligation Bonds Insured: AGM
4.000%, due 4/1/22	300,000	304,454
Atlantic County Improvement Authority (The), Revenue Bonds Insured: AGM
5.000%, due 7/1/32	325,000	425,776
City of Newark NJ, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/25	600,000	692,159
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	469,685
Series A Insured: BAM
5.000%, due 8/1/33	170,000	221,138
5.000%, due 8/1/34	175,000	227,161
5.000%, due 8/1/35	250,000	323,907
New Jersey Economic Development Authority, Revenue Bonds
4.000%, due 11/1/38	1,000,000	1,135,808
Series A
4.000%, due 7/1/22	1,220,000	1,249,845
New Jersey Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM
5.000%, due 7/1/25	470,000	544,853
Series F Insured: BAM
5.000%, due 7/1/25	300,000	348,277
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series C
0.010%, due 7/1/43(b)(c)	600,000	600,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds Insured: BHAC-CR AMBAC
0.660%, due 12/15/24(a)	690,000	675,950
Series A
1.430%, due 12/15/26(a)	650,000	604,375
New Jersey Turnpike Authority, Revenue Bonds Series D-1
0.758% (1-Month LIBOR + 0.70%),
due 1/1/24(b)	1,000,000	1,009,039
Newark Board of Education, General Obligation Bonds Insured: BAM
3.000%, due 7/15/39	700,000	746,134
5.000%, due 7/15/30	750,000	970,506
Insured: School Bond Reserve Fund
5.000%, due 7/15/23	300,000	323,591
Salem County Improvement Authority, Revenue Bonds Insured: AGM
4.000%, due 8/15/30	195,000	228,715
4.000%, due 8/15/31	180,000	213,256

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	$500,000	$594,091
State of New Jersey, General Obligation Bonds Series A
4.000%, due 6/1/31	500,000	607,236
5.000%, due 6/1/29	500,000	629,398
		13,145,354
New York — 8.5%
Albany County Airport Authority, Revenue Bonds Series A
5.000%, due 12/15/22	370,000	389,632
Avon Central School District, General Obligation Bonds Insured: AGM
2.000%, due 6/15/23	335,000	343,659
2.000%, due 6/15/24	645,000	669,556
City of Syracuse NY, General Obligation Bonds Series A Insured: AGM
4.000%, due 5/15/32	250,000	288,093
County of Suffolk NY, General Obligation Bonds
Series C Insured: BAM
5.000%, due 2/1/23	410,000	433,758
Highland Central School District, General Obligation Bonds Insured: AGM
2.000%, due 6/15/22	300,000	303,085
Hudson Yards Infrastructure Corp, Revenue Bonds Insured: AGM
4.000%, due 2/15/47	1,835,000	2,051,634
Metropolitan Transportation Authority, Revenue Bonds Series A-1
5.000%, due 11/15/29	500,000	579,724
Series A-2S
4.000%, due 2/1/22	625,000	630,692
Series B Insured: AMBAC
5.250%, due 11/15/24	500,000	571,639
Series B-1
5.000%, due 5/15/22	200,000	205,014
Series C
5.000%, due 11/15/38	250,000	264,168
5.000%, due 11/15/42	500,000	527,411
Minisink Valley Central School District, General Obligation Bonds
4.000%, due 4/15/22	100,000	101,747
Monroe County Industrial Development Corp., Revenue Bonds
5.000%, due 5/1/24	500,000	556,663
Series A
4.000%, due 12/1/36	375,000	439,571
New York City Housing Development Corp., Revenue Bonds Series F-2 Insured: Federal Housing Administration
0.600%, due 5/1/61(b)(c)	1,500,000	1,489,799
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds Series S-3
5.000%, due 7/15/33	150,000	185,888
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
2.180%, due 11/15/33(a)	500,000	384,928
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp, Revenue Bonds Series A
2.750%, due 11/15/41	$1,070,000	$1,063,387
New York Liberty Development Corp., Revenue Bonds Class 1
2.450%, due 9/15/69	500,000	517,342
New York State Dormitory Authority, Revenue Bonds Series A
3.000%, due 3/15/38	500,000	534,602
5.000%, due 10/1/23	850,000	919,046
Series A Insured: AGM
5.000%, due 10/1/33	500,000	623,404
New York State Thruway Authority, Revenue Bonds Series J
4.125%, due 1/1/31	200,000	214,923
New York State Urban Development Corp, Revenue Bonds
5.000%, due 3/15/28	2,000,000	2,498,866
New York State Urban Development Corp., Revenue Bonds Series A
5.000%, due 3/15/36	500,000	638,424
Series C
4.000%, due 3/15/37	400,000	472,197
New York Transportation Development Corp., Revenue Bonds Series C
5.000%, due 12/1/27	150,000	180,732
Port Authority of New York & New Jersey, Revenue Bonds
4.000%, due 9/1/43	400,000	461,511
Town of Oyster Bay NY, General Obligation Bonds Insured: BAM
4.000%, due 11/1/23	500,000	536,137
Triborough Bridge & Tunnel Authority, Revenue Bonds Series A-2
2.000%, due 5/15/45(b)(c)	1,000,000	1,057,709
		20,134,941
North Carolina — 0.8%
North Carolina Medical Care Commission, Revenue Bonds Series A
4.000%, due 9/1/41	1,095,000	1,224,503
North Carolina Turnpike Authority, Revenue Bonds
5.000%, due 2/1/24	500,000	547,747
		1,772,250
North Dakota — 0.7%
City of Grand Forks ND, Revenue Bonds
4.000% , due 12/1/36	1,375,000	1,593,066
Ohio — 2.2%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,464,550
City of Dublin OH, General Obligation Bonds
4.000%, due 12/1/21	125,000	125,390
City of Hamilton OH Wastewater System Revenue, Revenue Bonds Insured: BAM
4.000%, due 10/1/41	1,235,000	1,404,811
Columbus City School District, General Obligation Bonds Insured: AGM
1.490%, due 12/1/28(a)	100,000	90,020
State of Ohio, Revenue Bonds
5.000%, due 1/15/35	500,000	606,316

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Triway Local School District, Certificates of Participation Insured: BAM
3.000%, due 12/1/22	$800,000	$823,130
3.000%, due 12/1/23	675,000	710,997
		5,225,214
Oregon — 0.0%(d)
State of Oregon, General Obligation Bonds Series E
5.000% , due 6/1/22	100,000	102,804
Pennsylvania — 4.8%
Borough of Carnegie PA, General Obligation Bonds Insured: BAM
3.000%, due 8/15/22	75,000	76,467
City of Erie PA, General Obligation Bonds Series C Insured: AGM
2.300%, due 11/15/37(a)	750,000	463,992
City of Oil City PA, General Obligation Bonds Series A Insured: AGM
4.000%, due 12/1/37	885,000	1,021,453
City of Philadelphia PA Airport Revenue, Revenue Bonds Series A
4.000%, due 7/1/35	500,000	585,036
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	311,156
County of Cambria PA, General Obligation Bonds Series B Insured: AGM
4.000%, due 8/1/32	250,000	283,580
Forest Hills School District, General Obligation Bonds Insured: BAM
5.000%, due 8/15/23	265,000	286,874
Hazle Township Municipal Authority, Revenue Bonds Insured: BAM
4.000%, due 12/1/24	240,000	264,760
Hazleton Area School District, General Obligation Bonds Series A
3.125%, due 3/1/26	115,000	116,099
Lancaster County Hospital Authority, Revenue Bonds
5.000%, due 11/1/38	1,100,000	1,364,184
Lancaster Industrial Development Authority, Revenue Bonds
4.000%, due 7/1/31	100,000	109,163
North East School District, General Obligation Bonds Insured: AGM
2.000%, due 9/1/22	250,000	253,554
4.000%, due 9/1/23	285,000	303,842
North Pocono School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 9/15/32	250,000	293,456
Pennsylvania Economic Development Financing Authority, Revenue Bonds
4.000%, due 1/1/29	450,000	516,238
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/37	500,000	605,893
Series A Insured: AGC
0.688% (3-Month LIBOR + 0.60%) ,
due 7/1/27(b)	165,000	164,145
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 9/1/32	$550,000	$698,176
Ridley School District, General Obligation Bonds Series A Insured: AGM
4.000%, due 11/15/33	850,000	1,006,429
South Wayne County Water and Sewer Authority, Revenue Bonds Insured: BAM 4.000%, due 2/15/27	600,000	691,607
Spring Cove School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 11/15/22	500,000	518,941
Upper Darby School District, General Obligation Bonds Series A Insured: BAM
4.000%, due 4/1/37	325,000	383,027
4.000%, due 4/1/38	250,000	294,044
4.000%, due 4/1/39	250,000	293,411
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds Insured: AGM
4.000%, due 9/1/36	255,000	281,639
Wilkinsburg-Penn Joint Water Authority (The), Revenue Bonds Insured: BAM
4.000%, due 9/15/23	250,000	266,864
		11,454,030
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	470,000	474,044
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,138
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,346
		559,528
Rhode Island — 0.9%
Providence Public Building Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 6/15/32	250,000	308,451
Rhode Island Health and Educational Building Corp., Revenue Bonds
5.000%, due 5/15/25	500,000	573,673
State of Rhode Island, General Obligation Bonds Series A
4.000%, due 4/1/34	1,000,000	1,169,670
		2,051,794
South Carolina — 0.1%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	118,815

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Series C
5.000%, due 12/1/36	$185,000	$185,715
		304,530
Texas — 11.6%
Arlington Higher Education Finance Corp., Revenue Bonds Insured: PSF-GTD
4.000%, due 8/15/24	165,000	181,198
4.000%, due 8/15/25	255,000	287,010
4.000%, due 8/1/29	475,000	566,476
4.000%, due 8/15/35	1,000,000	1,222,966
Brazoria County Municipal Utility District No 28, General Obligation Bonds Series A Insured: BAM
2.000%, due 9/1/23	200,000	205,487
2.000%, due 9/1/24	195,000	202,235
Central Texas Turnpike System, Revenue Bonds Series A Insured: BHAC-CR AMBAC
0.830%, due 8/15/26(a)	750,000	720,897
City of Bryan TX Electric System Revenue, Revenue Bonds Series A Insured: AGM
5.000%, due 7/1/22	235,000	242,418
5.000%, due 7/1/23	200,000	215,379
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series A Insured: AGM
0.640%, due 12/1/25(a)	465,000	453,019
Series B
5.000%, due 11/15/29	395,000	477,084
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series B Insured: AGM
0.650%, due 9/1/22(a)	140,000	139,242
City of Mission TX, General Obligation Bonds Insured: BAM
5.000%, due 2/15/23	305,000	322,640
City of Mission TX-REF, General Obligation Bonds Insured: BAM
5.000%, due 2/15/23	615,000	650,570
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
4.000%, due 2/1/34	250,000	282,288
Series A
5.000%, due 2/1/37	290,000	374,436
City of Temple TX, Tax Allocation Series A Insured: BAM
5.000%, due 8/1/23	145,000	156,372
5.000%, due 8/1/24	135,000	151,017
5.000%, due 8/1/25	270,000	311,321
5.000%, due 8/1/27	125,000	150,710
5.000%, due 8/1/28	200,000	246,753
5.000%, due 8/1/29	200,000	249,174
5.000%, due 8/1/30	225,000	283,775
Clifton Higher Education Finance Corp., Revenue Bonds Insured: PSF-GTD
3.000%, due 8/15/34	250,000	274,811
3.000%, due 8/15/35	250,000	273,582
3.000%, due 8/15/37	250,000	271,422
3.000%, due 8/15/39	250,000	269,799
4.000%, due 8/15/23	170,000	180,883
4.000%, due 8/15/24	235,000	257,726
4.000%, due 8/15/25	310,000	347,923
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
4.000%, due 8/15/33	$1,000,000	$1,172,145
5.000%, due 8/15/26	275,000	327,575
5.000%, due 8/15/27	570,000	693,814
Conroe Local Government Corp, Revenue Bonds
5.000%, due 10/1/31	125,000	161,475
Cotulla Independent School District, General Obligation Bonds Insured: PSF-GTD
3.000%, due 2/15/22	150,000	151,218
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/26	1,500,000	1,680,267
Dallas Fort Worth International Airport, Revenue Bonds Series B
5.000%, due 11/1/22	2,000,000	2,093,837
Dallas Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/23	200,000	207,615
Fort Bend County Municipal Utility District No 2, General Obligation Bonds Series A Insured: AGM
4.000%, due 10/1/23	105,000	112,140
4.000%, due 10/1/24	110,000	120,981
Fort Bend County Municipal Utility District No 215, General Obligation Bonds Insured: BAM
4.000%, due 9/1/24	125,000	136,414
Fort Bend County Municipal Utility District No 23, General Obligation Bonds Insured: BAM
4.000%, due 9/1/23	395,000	420,665
4.000%, due 9/1/24	205,000	224,628
Greater Greenspoint Redevelopment Authority, Tax Allocation Insured: AGM
4.000%, due 9/1/32	350,000	399,653
4.000%, due 9/1/33	370,000	421,690
Greater Texoma Utility Authority, Revenue Bonds Insured: AGM
5.000%, due 10/1/23	225,000	244,810
5.000%, due 10/1/24	240,000	270,589
Harris County Cultural Education Facilities Finance Corp, Revenue Bonds Series A
0.708% (1-Month LIBOR + 0.65%) ,
due 11/15/46(b)	1,000,000	1,003,831
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series A
3.000%, due 10/1/40	250,000	266,879
Houston Higher Education Finance Corp., Revenue Bonds
1.500%, due 10/1/23	230,000	229,703
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds Series A Insured: AGM
4.000%, due 3/1/23	285,000	298,500
Martin County Hospital District, General Obligation Bonds
4.000%, due 4/1/22	100,000	101,443
North Texas Tollway Authority, Revenue Bonds Series B
5.000%, due 1/1/25	1,400,000	1,597,618

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Pecos Barstow Toyah Independent School District, General Obligation Bonds Insured: PSF-GTD
4.000%, due 2/15/41	$600,000	$659,097
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.000%, due 12/15/22	250,000	262,656
5.000%, due 12/15/23	250,000	273,205
Texas Municipal Gas Acquisition and Supply Corp II, Revenue Bonds Series C
0.767% (3-Month LIBOR + 0.69%) ,
due 9/15/27(b)	2,500,000	2,512,664
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds Series A
4.000%, due 6/30/32	500,000	592,769
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	567,301
Viridian Municipal Management District, General Obligation Bonds Insured: BAM
4.000%, due 12/1/24	360,000	396,210
		27,570,005
Utah — 2.1%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	602,546
Utah Charter School Finance Authority, Revenue Bonds Insured: UT CSCE
4.000%, due 4/15/40	250,000	286,262
Utah Infrastructure Agency, Revenue Bonds
3.000%, due 10/15/24	520,000	554,635
4.000%, due 10/15/31	250,000	300,120
4.000%, due 10/15/32	540,000	642,965
Vineyard Redevelopment Agency, Tax Allocation Insured: AGM
4.000%, due 5/1/33	150,000	178,545
4.000%, due 5/1/35	215,000	254,233
4.000%, due 5/1/37	300,000	353,655
5.000%, due 5/1/22	800,000	818,749
5.000%, due 5/1/24	350,000	389,108
5.000%, due 5/1/29	400,000	503,419
		4,884,237
Virginia — 0.2%
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	187,027
Virginia Small Business Financing Authority, Revenue Bonds
4.000%, due 12/1/36	210,000	236,433
		423,460
Washington — 2.5%
Auburn School District No 408 of King & Pierce Counties, General Obligation Bonds Insured: SCH BD GTY
4.000%, due 12/1/34	500,000	582,359
4.000%, due 12/1/36	500,000	581,090
City of Bellevue WA, General Obligation Bonds
5.000%, due 12/1/21	150,000	150,588
	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
City of Bellingham WA Water & Sewer Revenue, Revenue Bonds
5.000%, due 8/1/22	$245,000	$253,792
City of Seattle WA Drainage & Wastewater Revenue, Revenue Bonds
5.000%, due 5/1/22	100,000	102,405
King County School District No 210 Federal Way, General Obligation Bonds Insured: SCH BD GTY
4.000%, due 12/1/35	1,000,000	1,164,114
King County School District No 412 Shoreline, General Obligation Bonds Insured: SCH BD GTY
4.000%, due 12/1/36	1,000,000	1,176,588
Kitsap County School District No 401 Central Kitsap, General Obligation Bonds Insured: SCH BD GTY
5.000%, due 12/1/21	100,000	100,392
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	609,826
State of Washington, General Obligation Bonds Series B
5.000%, due 6/1/22	125,000	128,520
Series D
5.000%, due 6/1/22	180,000	185,069
State of Washington, Revenue Bonds
Series F
5.000%, due 9/1/22	325,000	338,008
Washington State Convention Center Public Facilities District, Revenue Bonds Series B
4.000%, due 7/1/37	535,000	611,904
		5,984,655
West Virginia — 0.6%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds Series A Insured: BAM
4.000%, due 6/1/24	115,000	125,212
4.000%, due 6/1/26	125,000	142,465
4.000%, due 6/1/27	280,000	324,821
4.000%, due 6/1/29	460,000	549,713
Morgantown Utility Board, Inc., Revenue Bonds Series A Insured: BAM
4.000%, due 12/1/34	200,000	238,660
		1,380,871
Wisconsin — 0.5%
University of Wisconsin Hospitals & Clinics, Revenue Bonds Series B
0.010%, due 4/1/48(b)(c)	600,000	600,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 2/15/33	425,000	538,419
		1,138,419
Total Municipal Bonds
(Cost $228,344,970)		229,615,854

See notes to financial statements.

Schedule of Investments — IQ MacKay Municipal Intermediate ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(e)
(Cost $6,973,479)	6,973,479	$6,973,479
Total Investments — 99.9%
(Cost $235,318,449)		236,589,333
Other Assets and Liabilities, Net — 0.1%		248,063
Net Assets — 100.0%		$236,837,396

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2021.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Less than 0.05%.

(e)
Reflects the 7-day yield at October 31, 2021.

Abbreviations
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC-CR	—	Berkshire Hathaway Assurance Corp. Custodial Receipts
LIBOR	—	London InterBank Offered Rate
NATL	—	National Public Finance Guarantee Corp.
PSF-GTD	—	Permanent School Fund Guaranteed.
SCH BD GTY	—	School Bond Guaranty Program
ST INTERCEPT	—	State Tax Intercept
UT CSCE	—	Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$229,615,854	$—	$229,615,854
Short-Term Investment:
Money Market Fund	6,973,479	—	—	6,973,479
Total Investments in Securities	$6,973,479	$229,615,854	$—	$236,589,333

(f)
For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF

October 31, 2021 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 95.3%
Collateralized Mortgage Obligations — 8.0%
Mortgage Securities — 8.0%
CHL Mortgage Pass-Through Trust 2005-9 Series 2005-9 1A1, 0.689%, (1-Month LIBOR + 0.60%) due 5/25/35(a)	$57,603	$48,264
Connecticut Avenue Securities Trust 2021-R01 Series 2021-R01 1M2, 1.600%, (SOFR30A + 1.55%) due 10/25/41(a)	75,000	75,358
Fannie Mae Connecticut Avenue Securities Series 2015-C04 2M2, 5.639%, (1-Month LIBOR + 5.55%) due 4/25/28(a)	31,517	33,052
Series 2016-C01 1M2, 6.839%, (1-Month LIBOR + 6.75%) due 8/25/28(a)	95,906	101,241
Series 2016-C07 2M2, 4.439%, (1-Month LIBOR + 4.35%) due 5/25/29(a)	72,682	75,787
Series 2017-C01 1M2, 3.639%, (1-Month LIBOR + 3.55%) due 7/25/29(a)	101,231	104,466
Series 2017-C05 1M2, 2.289%, (1-Month LIBOR + 2.20%) due 1/25/30(a)	70,507	71,763
Series 2018-C02 2M2, 2.289%, (1-Month LIBOR + 2.20%) due 8/25/30(a)	101,823	102,795
Series 2018-C04 2M2, 2.639%, (1-Month LIBOR + 2.55%) due 12/25/30(a)	71,544	72,710
Flagstar Mortgage Trust 2021-2 Series 2021-2 A2, 2.500%, due 4/25/51(a)(b)	94,753	95,518
Freddie Mac STACR Remic Trust 2020-DNA2 Series 2020-DNA2 M2, 1.939%, (1-Month LIBOR + 1.85%) due 2/25/50(a)	81,364	81,981
Freddie Mac STACR REMIC Trust 2021-DNA5 Series 2021-DNA5 B1, 3.099%, (SOFR30A + 3.05%) due 1/25/34(a)	90,000	91,012
Freddie Mac STACR REMIC Trust 2021-HQA2 Series 2021-HQA2 B1, 3.199%, (SOFR30A + 3.15%) due 12/25/33(a)	50,000	50,532
Freddie Mac STACR Trust 2018-DNA2 Series 2018-DNA2 M2, 2.239%, (1-Month LIBOR + 2.15%) due 12/25/30(a)	70,000	70,688
Series 2018-DNA2 B1, 3.789%, (1-Month LIBOR + 3.70%) due 12/25/30(a)	115,000	119,724
Freddie Mac Stacr Trust 2018-HQA2 Series 2018-HQA2 M2, 2.389%, (1-Month LIBOR + 2.30%) due 10/25/48(a)	65,000	65,849
Freddie Mac STACR Trust 2019-DNA2 Series 2019-DNA2 B1, 4.439%, (1-Month LIBOR + 4.35%) due 3/25/49(a)	75,000	77,855
GS Mortgage-Backed Securities Trust 2021-PJ7 Series 2021-PJ7 A2, 2.500%, due 1/25/52(a)(b)	97,896	98,657
HarborView Mortgage Loan Trust 2005-2 Series 2005-2 2A1A, 0.520%, (1-Month LIBOR + 0.44%) due 5/19/35(a)	89,120	86,022
Mello Mortgage Capital Acceptance Series 2021-MTG2 A1, 2.500%, due 6/25/51(a)(b)	92,533	93,060
Mello Warehouse Securitization Trust 2021-1 Series 2021-1 A, 0.789%, (1-Month LIBOR + 0.70%) due 2/25/55(a)	100,000	99,532
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
STACR Trust 2018-DNA3 Series 2018-DNA3 M2, 2.189%, (1-Month LIBOR + 2.10%) due 9/25/48(a)	$125,000	$126,645
STACR Trust 2018-HRP2 Series 2018-HRP2 M3, 2.489%, (1-Month LIBOR + 2.40%) due 2/25/47(a)	108,000	110,244
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust Series 2004-AR13 A2B, 0.969%, (1-Month LIBOR + 0.88%) due 11/25/34(a)	73,507	70,466
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust Series 2006-AR9 2A, 1.738%, (COF 11 + 1.50%) due 8/25/46(a)	73,862	72,927
		2,096,148
Total Collateralized Mortgage Obligations
(Cost $2,099,409)		2,096,148
Commercial Asset-Backed Securities — 7.4%
Asset Backed Securities — 7.4%
American Credit Acceptance Receivables Trust 2021-3 Series 2021-3 D, 1.340%, due 11/15/27	75,000	74,339
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A A, 1.380%, due 8/20/27	100,000	98,845
CF Hippolyta LLC Series 2020-1 A2, 1.990%, due 7/15/60	92,028	91,430
Series 2021-1A A1, 1.530%, due 3/15/61	97,646	96,677
Series 2021-1A B1, 1.980%, due 3/15/61	97,646	97,060
Drive Auto Receivables Trust 2021-1 Series 2021-1 D, 1.450%, due 1/16/29	75,000	74,894
Drive Auto Receivables Trust 2021-2 Series 2021-2 D, 1.390%, due 3/15/29	85,000	84,049
FirstKey Homes 2021-SFR1 Trust Series 2021-SFR1 B, 1.788%, due 8/17/38	100,000	99,312
FirstKey Homes 2021-SFR2 Trust Series 2021-SFR2 B, 1.607%, due 9/17/38	100,000	97,785
Flagship Credit Auto Trust 2020-4 Series 2020-4 C, 1.280%, due 2/16/27	100,000	100,052
Flagship Credit Auto Trust 2021-2 Series 2021-2 C, 1.270%, due 6/15/27	95,000	94,189
Ford Credit Auto Owner Trust 2020-REV2 Series 2020-2 A, 1.060%, due 4/15/33	100,000	98,767
Ford Credit Floorplan Master Owner Trust A Series 2018-4 A, 4.060%, due 11/15/30	80,000	90,024
Hertz Vehicle Financing III LP Series 2021-2A B, 2.120%, due 12/27/27	100,000	99,603
Home Partners of America 2021-2 Trust Series 2021-2 B, 2.302%, due 12/17/26	100,000	100,008
Navient Private Education Refi Loan Trust 2021-A Series 2021-A B, 2.240%, due 5/15/69	100,000	99,477
Navient Private Education Refi Loan Trust 2021-E Series 2021-EA B, 2.030%, due 12/16/69	100,000	97,689
PFS Financing Corp. Series 2020-E A, 1.000%, due 10/15/25	100,000	100,050

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2020-4 Series 2020-4 D, 1.480%, due 1/15/27	$85,000	$85,677
Sierra Timeshare 2021-1 Receivables Funding LLC Series 2021-1A C, 1.790%, due 11/20/37	70,293	69,797
Taco Bell Funding LLC Series 2021-1A A23, 2.542%, due 8/25/51	100,000	100,334
		1,950,058
Total Commercial Asset-Backed Securities
(Cost $1,973,562)		1,950,058
Commercial Mortgage-Backed Securities — 6.7%
Mortgage Securities — 6.7%
Arbor Multifamily Mortgage Securities Trust 2021-MF2 Series 2021-MF2 A5, 2.513%, due 6/15/54	100,000	102,406
Arbor Multifamily Mortgage Securities Trust 2021-MF3 Series 2021-MF3 A5, 2.575%, due 10/15/54	100,000	102,739
BANK 2021-BNK35 Series 2021-BN35 A5, 2.285%, due 6/15/64	65,000	65,486
Bayview Commercial Asset Trust 2006-4 Series 2006-4A A1, 0.434%, (1-Month LIBOR + 0.35%) due 12/25/36(a)	77,783	75,642
BX 2021-MFM1 Series 2021-MFM1 A, 0.790%, (1-Month LIBOR + 0.70%) due 1/15/34(a)	100,000	99,813
BX Commercial Mortgage Trust 2021-VOLT Series 2021-VOLT C, 1.190%, (1-Month LIBOR + 1.10%) due 9/15/36(a)	100,000	99,058
BXHPP Trust 2021-FILM Series 2021-FILM C, 1.190%, (1-Month LIBOR + 1.10%) due 8/15/36(a)	100,000	99,749
Citigroup Commercial Mortgage Trust 2020-GC46 Series 2020-GC46 A5, 2.717%, due 2/15/53	75,000	78,163
CSAIL 2015-C3 Commercial Mortgage Trust Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	107,287
CSMC 2020-WEST Trust Series 2020-WEST A, 3.040%, due 2/15/35	100,000	103,681
DROP Mortgage Trust 2021-FILE Series 2021-FILE A, 1.240%, (1-Month LIBOR + 1.15%) due 4/15/26(a)	100,000	100,173
Hudson Yards Mortgage Trust Series 2019-30HY A, 3.228%, due 7/10/39	100,000	107,468
One Bryant Park Trust 2019-OBP Series 2019-OBP A, 2.516%, due 9/15/54	100,000	102,527
SLG Office Trust 2021-OVA Series 2021-OVA A, 2.585%, due 7/15/41	100,000	103,098
Wells Fargo Commercial Mortgage Trust 2015-NXS4 Series 2015-NXS4 A4, 3.718%, due 12/15/48	100,000	107,980
Wells Fargo Commercial Mortgage Trust 2018-1745 Series 2018-1745 A, 3.749%, due 6/15/36(a)(b)	100,000	109,541
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Wells Fargo Commercial Mortgage Trust 2018-AUS Series 2018-AUS A, 4.058%, due 8/17/36(a)(b)	$100,000	$110,816
WFRBS Commercial Mortgage Trust 2012-C7 Series 2012-C7 AS, 4.090%, due 6/15/45(a)(b)	65,000	65,266
		1,740,893
Total Commercial Mortgage-Backed Securities
(Cost $1,762,588)		1,740,893
Corporate Bonds — 38.1%
Airlines — 1.2%
American Airlines 2013-2 Class A Pass Through Trust Series 2013-2, 4.950%, due 1/15/23	71,991	73,401
Delta Air Lines Inc / SkyMiles IP Ltd.
4.500%, due 10/20/25	100,000	106,707
4.750%, due 10/20/28	55,000	61,074
JetBlue 2019-1 Class AA Pass Through Trust Series 2019, 2.750%, due 5/15/32	84,513	86,837
		328,019
Apparel — 0.2%
William Carter Co. (The)
5.500%, due 5/15/25	50,000	52,313
Auto Manufacturers — 2.0%
Ford Motor Co.
4.750%, due 1/15/43	45,000	49,152
9.000%, due 4/22/25	125,000	150,312
General Motors Co.
5.200%, due 4/1/45	90,000	112,432
General Motors Financial Co., Inc.
2.350%, due 1/8/31	80,000	77,738
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	55,000	54,565
1.850%, due 9/16/26	90,000	87,836
		532,035
Banks — 4.9%
Bank of America Corp.
2.496%, (3-Month LIBOR + 0.99%) due 2/13/31(a)	80,000	80,333
2.572%, (SOFR + 1.21%) due 10/20/32(a)	35,000	35,071
4.250%, due 10/22/26	130,000	143,901
Bank of New York Mellon Corp. (The) Series G, 4.700%, (US 5 Year CMT T-Note + 4.36%) due 9/20/70(a)	50,000	54,410
Citigroup, Inc.
3.700%, due 1/12/26	110,000	119,313
5.300%, due 5/6/44	60,000	79,298
Series W, 4.000%, (US 5 Year CMT T-Note + 3.60%) due 3/10/70(a)	70,000	71,487
Series Y, 4.150%, (US 5 Year CMT T-Note + 3.00%) due 2/15/70(a)	60,000	60,210
First Horizon Bank
5.750%, due 5/1/30	90,000	108,896

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Freedom Mortgage Corp.
7.625%, due 5/1/26	$40,000	$39,000
JPMorgan Chase & Co.
2.182%, (SOFR + 1.89%) due 6/1/28(a)	115,000	115,700
Morgan Stanley
2.484%, (SOFR + 1.36%) due 9/16/36(a)	50,000	48,580
2.511%, (SOFR + 1.20%) due 10/20/32(a)	25,000	24,939
Series I, 0.864%, (SOFR + 0.75%) due 10/21/25(a)	195,000	192,974
PNC Financial Services Group, Inc. (The)
2.550%, due 1/22/30	80,000	82,616
SVB Financial Group Series C, 4.000%, (US 5 Year CMT T-Note + 3.20%) due 8/15/70(a)	50,000	50,125
		1,306,853
Beverages — 0.8%
PepsiCo, Inc.
0.400%, due 10/7/23	200,000	199,333
Biotechnology — 0.5%
Biogen, Inc.
3.150%, due 5/1/50	60,000	58,931
Gilead Sciences, Inc.
3.700%, due 4/1/24	70,000	74,182
		133,113
Building Materials — 0.7%
Builders FirstSource, Inc.
5.000%, due 3/1/30	5,000	5,281
Carrier Global Corp.
2.242%, due 2/15/25	85,000	87,262
Owens Corning
4.400%, due 1/30/48	85,000	101,058
		193,601
Chemicals — 0.7%
Huntsman International LLC
4.500%, due 5/1/29	105,000	117,955
LYB International Finance III LLC
3.800%, due 10/1/60	50,000	53,463
		171,418
Commercial Services — 1.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, due 7/15/26	45,000	47,278
IHS Markit Ltd.
4.125%, due 8/1/23	85,000	89,565
4.250%, due 5/1/29	75,000	85,403
Service Corp. International
3.375%, due 8/15/30	50,000	49,250
United Rentals North America, Inc.
3.875%, due 2/15/31	50,000	50,370
		321,866

	Principal Amount	Value
Corporate Bonds (continued)
Computers — 1.6%
Apple, Inc.
2.700%, due 8/5/51	$80,000	$79,709
Dell International LLC / EMC Corp.
4.900%, due 10/1/26	130,000	148,129
5.450%, due 6/15/23	100,000	106,489
NCR Corp.
6.125%, due 9/1/29	65,000	69,835
		404,162
Cosmetics/Personal Care — 1.0%
Edgewell Personal Care Co.
5.500%, due 6/1/28	80,000	83,692
Procter & Gamble Co. (The)
2.150%, due 8/11/22	190,000	192,749
		276,441
Diversified Financial Services — 2.5%
Aircastle Ltd.
5.250%, (US 5 Year CMT T-Note + 4.41%) due 9/15/70(a)	70,000	71,750
Ally Financial, Inc.
8.000%, due 11/1/31	140,000	200,455
American Express Co.
3.000%, due 10/30/24	75,000	79,306
Aviation Capital Group LLC
1.950%, due 1/30/26	150,000	148,059
OneMain Finance Corp.
3.500%, due 1/15/27	85,000	83,088
4.000%, due 9/15/30	50,000	48,563
		631,221
Electric — 0.7%
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	50,000	61,178
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, due 8/15/28	50,000	51,750
PPL Electric Utilities Corp.
3.950%, due 6/1/47	55,000	66,222
		179,150
Engineering & Construction — 0.2%
TopBuild Corp.
3.625%, due 3/15/29	50,000	50,266
Environmental Control — 0.2%
Clean Harbors, Inc.
4.875%, due 7/15/27	50,000	52,062
Food — 0.6%
Kraft Heinz Foods Co.
3.875%, due 5/15/27	30,000	32,509
5.000%, due 7/15/35	25,000	30,739
Sysco Corp.
3.300%, due 2/15/50	105,000	109,532
		172,780

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products — 0.8%
Abbott Laboratories
4.750%, due 11/30/36	$70,000	$89,480
Hologic, Inc.
3.250%, due 2/15/29	90,000	89,269
Teleflex, Inc.
4.625%, due 11/15/27	50,000	51,813
		230,562
Healthcare-Services — 0.2%
Health Care Service Corp A Mutual Legal Reserve Co.
3.200%, due 6/1/50	35,000	36,893
NYU Langone Hospitals Series 2020, 3.380%, due 7/1/55	30,000	31,855
		68,748
Home Builders — 0.3%
Lennar Corp.
4.750%, due 11/29/27	80,000	90,932
Housewares — 0.3%
Newell Brands, Inc.
4.875%, due 6/1/25	75,000	82,150
Insurance — 2.0%
American International Group, Inc.
4.200%, due 4/1/28	75,000	84,811
Equitable Holdings, Inc.
4.350%, due 4/20/28	120,000	135,829
Hartford Financial Services Group, Inc. (The) Series ICON, 2.250%, (3-Month LIBOR + 2.13%) due 2/12/47(a)	50,000	48,500
Lincoln National Corp.
2.482%, (3-Month LIBOR + 2.36%) due 5/17/66(a)	50,000	45,000
Protective Life Corp.
8.450%, due 10/15/39	28,000	44,451
Reliance Standard Life Global Funding II
2.500%, due 10/30/24	70,000	72,451
Willis North America, Inc.
2.950%, due 9/15/29	80,000	82,610
		513,652
Internet — 0.2%
VeriSign, Inc.
4.750%, due 7/15/27	50,000	52,345
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	95,000	101,411
Media — 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, due 4/1/51	50,000	49,100
Comcast Corp.
3.750%, due 4/1/40	110,000	123,241
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Fox Corp.
5.576%, due 1/25/49	$50,000	$68,596
Sirius XM Radio, Inc.
4.125%, due 7/1/30	65,000	64,710
Time Warner Cable LLC
6.750%, due 6/15/39	85,000	116,398
		422,045
Mining — 0.2%
Freeport-McMoRan, Inc.
5.450%, due 3/15/43	50,000	62,900
Office/Business Equipment — 0.2%
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	50,000	50,700
Packaging & Containers — 0.5%
Berry Global, Inc.
4.875%, due 7/15/26	65,000	68,087
Sealed Air Corp.
5.125%, due 12/1/24	50,000	53,875
		121,962
Pharmaceuticals — 1.5%
AbbVie, Inc.
4.050%, due 11/21/39	85,000	97,659
Becton Dickinson and Co.
4.669%, due 6/6/47	75,000	95,338
CVS Health Corp.
4.780%, due 3/25/38	65,000	79,528
Viatris, Inc.
3.850%, due 6/22/40	50,000	53,549
4.000%, due 6/22/50	50,000	53,673
		379,747
REITS — 1.8%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	45,000	48,639
American Assets Trust LP
3.375%, due 2/1/31	50,000	51,599
CyrusOne LP / CyrusOne Finance Corp.
2.900%, due 11/15/24	70,000	73,100
Digital Realty Trust LP
3.600%, due 7/1/29	135,000	146,965
Iron Mountain, Inc.
4.875%, due 9/15/29	75,000	77,482
Office Properties Income Trust
4.500%, due 2/1/25	50,000	53,176
		450,961
Retail — 2.2%
AutoNation, Inc.
4.750%, due 6/1/30	110,000	127,781
Bath & Body Works, Inc.
9.375%, due 7/1/25	26,000	32,240
Group 1 Automotive, Inc.
4.000%, due 8/15/28	50,000	50,010

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	$75,000	$77,625
Lowe’s Cos., Inc.
1.700%, due 9/15/28	65,000	63,768
Nordstrom, Inc.
4.250%, due 8/1/31	75,000	74,974
QVC, Inc.
4.375%, due 9/1/28	75,000	76,688
Target Corp.
3.500%, due 7/1/24	70,000	74,986
		578,072
Semiconductors — 1.4%
Broadcom, Inc.
3.500%, due 2/15/41	70,000	69,440
5.000%, due 4/15/30	85,000	98,631
NVIDIA Corp.
2.850%, due 4/1/30	95,000	100,926
Texas Instruments, Inc.
1.375%, due 3/12/25	75,000	75,639
		344,636
Software — 1.2%
Adobe, Inc.
1.900%, due 2/1/25	75,000	76,777
Fair Isaac Corp.
4.000%, due 6/15/28	50,000	50,500
Microsoft Corp.
3.625%, due 12/15/23	180,000	190,169
		317,446
Telecommunications — 4.0%
AT&T, Inc.
2.550%, due 12/1/33	100,000	97,117
3.500%, due 9/15/53	95,000	96,509
Cisco Systems, Inc.
3.625%, due 3/4/24	70,000	74,650
CommScope Technologies LLC
5.000%, due 3/15/27	85,000	78,866
Crown Castle Towers LLC
3.720%, due 7/15/23	70,000	71,541
Level 3 Financing, Inc.
3.400%, due 3/1/27	80,000	83,399
3.750%, due 7/15/29	50,000	47,250
Lumen Technologies, Inc.
4.000%, due 2/15/27	50,000	50,250
Sprint Spectrum Co., LLC / Sprint Spectrum Co., II LLC / Sprint Spectrum Co., III LLC
4.738%, due 3/20/25	183,750	193,856
T-Mobile USA, Inc.
2.625%, due 2/15/29	130,000	128,863
Verizon Communications, Inc.
4.000%, due 3/22/50	30,000	34,400
4.016%, due 12/3/29	80,000	89,655
		1,046,356

	Principal Amount	Value
Corporate Bonds (continued)
Transportation — 0.3%
FedEx Corp.
5.250%, due 5/15/50(c)	$50,000	$67,653
Total Corporate Bonds
(Cost $10,061,104)		9,986,911
Foreign Bonds — 6.9%
Banks — 3.6%
BNP Paribas SA, (France)
4.625%, (US 5 Year CMT T-Note + 3.34%) due 8/25/70(a)	70,000	70,350
Credit Suisse Group AG, (Switzerland)
3.091%, (SOFR + 1.73%) due 5/14/32(a)	75,000	76,362
Deutsche Bank AG, (Germany)
3.729%, (SOFR + 2.76%) due 1/14/32(a)	80,000	82,003
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	199,453
Lloyds Banking Group PLC, (United Kingdom)
4.450%, due 5/8/25	95,000	104,532
Natwest Group PLC, (United Kingdom)
5.125%, due 5/28/24	150,000	163,839
Societe Generale SA, (France)
5.375%, (US 5 Year CMT T-Note + 4.51%) due 5/18/70(a)	65,000	69,062
Standard Chartered PLC, (United Kingdom)
4.750%, (US 5 Year CMT T-Note + 3.81%) due 7/14/70(a)	70,000	68,775
UBS Group AG, (Switzerland)
4.375%, (US 5 Year CMT T-Note + 3.31%) due 8/10/70(a)	70,000	69,528
		903,904
Building Materials — 0.2%
Cemex SAB de CV, (Mexico)
7.375%, due 6/5/27	60,000	66,338
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.300%, due 1/23/23	85,000	87,459
Media — 0.2%
Grupo Televisa S.A.B.,, (Mexico)
5.250%, due 5/24/49	40,000	51,995
Multi-National — 1.5%
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	199,611
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	197,748
		397,359
Pharmaceuticals — 0.6%
AstraZeneca PLC, (United Kingdom)
0.700%, due 4/8/26	80,000	77,704

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Foreign Bonds (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	$100,000	$94,250
		171,954
Semiconductors — 0.1%
NXP BV / NXP Funding LLC / NXP USA, Inc., (China)
3.400%, due 5/1/30	35,000	37,614
Telecommunications — 0.4%
Vodafone Group PLC, (United Kingdom)
4.250%, due 9/17/50	85,000	99,636
Total Foreign Bonds
(Cost $1,824,700)		1,816,259
Foreign Government Obligation — 0.2%
Mexico Government International Bond, (Mexico)
2.659%, due 5/24/31
(Cost $58,730)	60,000	57,906
U.S. Treasury Bonds — 8.4%
U.S. Treasury Bond, 1.750%, due 8/15/41	1,060,000	1,020,416
U.S. Treasury Bond, 2.000%, due 8/15/51	1,140,000	1,156,209
U.S. Treasury Bond, 4.500%, due 5/15/38	20,000	27,902
		2,204,527
Total U.S. Treasury Bonds
(Cost $2,227,143)		2,204,527
U.S. Treasury Inflation Indexed Note — 1.2%
U.S. Treasury Inflation Indexed Bonds, 0.125%, due 7/15/30
(Cost $298,310)	255,000	302,727
U.S. Treasury Notes — 10.7%
U.S. Treasury Note, 0.375%, due 10/31/23	2,360,000	2,354,377
U.S. Treasury Note, 1.125%, due 10/31/26	285,000	284,065
U.S. Treasury Note, 1.250%, due 8/15/31	45,000	43,727
U.S. Treasury Note, 1.375%, due 10/31/28	120,000	119,306
		2,801,475
Total U.S. Treasury Notes
(Cost $2,800,340)		2,801,475
United States Government Agency Mortgage-Backed Securities — 7.7%
Mortgage Securities — 7.7%
Fannie Mae Pool
2.000%, due 7/1/36	370,864	380,863
2.000%, due 7/1/51	98,151	98,207
2.500%, due 8/1/51	79,265	81,710
3.000%, due 6/1/51	133,461	140,016
Federal National Mortgage Association
2.000%, due 7/1/51	161,940	162,032
Freddie Mac Pool
2.500%, due 5/1/51	374,186	384,704
2.500%, due 10/1/51	40,000	41,111
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
3.000%, due 12/1/49	$310,026	$324,016
FREMF 2018-K86 Mortgage Trust Series 2018-K86, 4.293%, due 11/25/51(a)(b)	75,000	82,068
FREMF 2019-K102 Mortgage Trust Series 2019-K102, 3.530%, due 12/25/51(a)(b)	85,000	87,914
FREMF 2019-K87 Mortgage Trust Series 2019-K87, 4.322%, due 1/25/51(a)(b)	35,000	38,340
FREMF 2019-K95 Mortgage Trust Series 2019-K95, 3.919%, due 8/25/52(a)(b)	50,000	53,584
FREMF 2019-K98 Mortgage Trust Series 2019-K98, 3.737%, due 10/25/52(a)(b)	85,000	90,041
FREMF 2020-K104 Mortgage Trust Series 2020-K104, 3.539%, due 2/25/52(a)(b)	50,000	51,577
		2,016,183
Total United States Government Agency Mortgage-Backed Securities (Cost $2,034,727)		2,016,183

	Shares
Short-Term Investment — 4.1%
Money Market Fund — 4.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(d)
(Cost $1,083,129)	1,083,129	$1,083,129
Total Investments — 99.4%
(Cost $26,223,742)		26,056,216
Other Assets and Liabilities, Net — 0.6%		140,002
Net Assets — 100.0%		$26,196,218

(a)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2021.

(b)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $67,653; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $70,335.

(d)
Reflects the 7-day yield at October 31, 2021.

Abbreviations
CMT	—	1 year Constant Maturity Treasury Index
FREMF	—	Freddie Mac Multifamily Securities
LIBOR	—	London InterBank Offered Rate
SOFR	—	Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — IQ MacKay ESG Core Plus Bond ETF (continued)

October 31, 2021 (unaudited)
Open futures contracts outstanding at October 31, 2021:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2021	Unrealized Appreciation (Depreciation)
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	December 2021	3	$660,122	$657,750	$(2,372)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2021	6	739,076	730,500	(8,576)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2021	3	484,265	482,531	(1,734)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	December 2021	1	191,596	196,407	4,811
						$(7,871)

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $15,370 at October 31, 2021.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Collateralized Mortgage Obligations	$—	$2,096,148	$—	$2,096,148
Commercial Asset-Backed Securities	—	1,950,058	—	1,950,058
Commercial Mortgage-Backed Securities	—	1,740,893	—	1,740,893
Corporate Bonds	—	9,986,911	—	9,986,911
Foreign Bonds	—	1,816,259	—	1,816,259
Foreign Government Obligation	—	57,906	—	57,906
U.S. Treasury Bonds	—	2,204,527	—	2,204,527
U.S. Treasury Inflation Indexed Note	—	302,727	—	302,727
U.S. Treasury Notes	—	2,801,475	—	2,801,475
United States Government Agency Mortgage-Backed Securities	—	2,016,183	—	2,016,183
Short-Term Investment:
Money Market Fund	1,083,129	—	—	1,083,129
Total Investments in Securities	1,083,129	24,973,087	—	26,056,216
Other Financial Instruments:(f)
Futures Contracts	4,811	—	—	4,811
Total Investments in Securities and Other Financial Instruments	$1,087,940	$24,973,087	$—	$26,061,027
Liability Valuation Inputs
Other Financial Instruments:(f)
Futures Contracts	$(12,682)	$—	$—	$(12,682)

(e)
For a complete listing of investments and their states, see the Schedule of Investments.

(f)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).
See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF

October 31, 2021 (unaudited)
	Principal Amount	Value
Long-Term Bonds — 83.3%
Collateralized Mortgage Obligation — 0.4%
Mortgage Securities — 0.4%
Fannie Mae Interest Strip(a) 0.000%, due 6/25/39 (Cost $828,149)	$882,830	$807,628
Commercial Asset-Backed Securities — 24.3%
Asset Backed Securities — 24.3%
522 Funding CLO 2019-4 Ltd., (Cayman Islands)
Series 2019-4A BR, 1.732%, (3-Month LIBOR + 1.60%) due 4/20/30(b)	1,000,000	1,000,046
522 Funding CLO 2020-6 Ltd., (Cayman Islands)
Series 2020-6A B, 1.924%, (3-Month LIBOR + 1.80%) due 10/23/33(b)	1,000,000	1,000,432
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 1.222%, (3-Month LIBOR + 1.10%) due 7/16/31(b)	300,000	300,006
Series XXXA A2, 1.722%, (3-Month LIBOR + 1.60%) due 10/18/31(b)	1,250,000	1,251,362
Aqua Finance Trust 2020-A
Series 2020-AA A, 1.900%, due 7/17/46	626,483	629,131
Aqua Finance Trust 2021-A
Series 2021-A A, 1.540%, due 7/17/46	1,350,000	1,339,832
Ares XXXVIII CLO Ltd., (Cayman Islands)
Series 2015-38A BR, 1.532%, (3-Month LIBOR + 1.40%) due 4/20/30(b)	1,000,000	991,407
Battalion Clo 17 Ltd.
Series 2021-17A A1, 1.392%, (3-Month LIBOR + 1.26%) due 3/9/34(b)	1,000,000	1,002,803
Bean Creek CLO Ltd., (Cayman Islands)
Series 2015-1A AR, 1.152%, (3-Month LIBOR + 1.02%) due 4/20/31(b)	650,000	650,104
Canyon CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 1.824%, (3-Month LIBOR + 1.70%) due 7/15/34(b)	410,000	410,348
Carlyle Global Market Strategies CLO 2013-3 Ltd., (Cayman Islands)
Series 2013-3A A1AR, 1.224%, (3-Month LIBOR + 1.10%) due 10/15/30(b)	993,863	993,906
Series 2013-3A A2R, 1.524%, (3-Month LIBOR + 1.40%) due 10/15/30(b)	1,575,000	1,574,254
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
CARLYLE US CLO 2021-1 Ltd., (Cayman Islands)
Series 2021-1A A1, 1.264%, (3-Month LIBOR + 1.14%) due 4/15/34(b)	$1,000,000	$999,998
Cedar Funding VII Clo Ltd., (Cayman Islands)
Series 2018-7A B, 1.532%, (3-Month LIBOR + 1.40%) due 1/20/31(b)	1,500,000	1,500,135
Cedar Funding XI Clo Ltd., (Cayman Islands)
Series 2019-11A A1R, 1.171%, (3-Month LIBOR + 1.05%) due 5/29/32(b)	590,000	590,034
Cedar Funding XII CLO Ltd., (Cayman Islands)
Series 2020-12A A1R, %, (3-Month LIBOR + 1.13%) due 10/25/34(b)	900,000	900,000
Series 2020-12A A, 1.394%, (3-Month LIBOR + 1.27%) due 10/25/32(b)	700,000	700,221
Cook Park CLO Ltd., (Cayman Islands)
Series 2018-1A B, 1.522%, (3-Month LIBOR + 1.40%) due 4/17/30(b)	1,000,000	1,000,092
Dewolf Park CLO Ltd., (Cayman Islands)
Series 2017-1A BR, 1.570%, (3-Month LIBOR + 1.45%) due 10/15/30(b)	1,000,000	1,000,044
EDvestinU Private Education Loan Issue No 3 LLC
Series 2021-A A, 1.800%, due 11/25/45	1,054,167	1,043,701
Elmwood CLO VI Ltd., (Cayman Islands)
Series 2020-3A AR, 1.284%, (3-Month LIBOR + 1.16%) due 10/20/34(b)	1,000,000	1,000,391
FirstKey Homes 2020-SFR2 Trust
Series 2020-SFR2 A, 1.266%, due 10/19/37	997,155	983,527
Galaxy XIX CLO Ltd., (Cayman Islands)
Series 2015-19A A2RR, 1.524%, (3-Month LIBOR + 1.40%) due 7/24/30(b)	1,000,000	1,000,143
Galaxy XXI CLO Ltd., (Cayman Islands)
Series 2015-21A BR, 1.482%, (3-Month LIBOR + 1.35%) due 4/20/31(b)	1,000,000	998,996
Greenwood Park CLO Ltd., (Cayman Islands)
Series 2018-1A A2, 1.134%, (3-Month LIBOR + 1.01%) due 4/15/31(b)	1,100,000	1,100,743

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
HPS Loan Management 15-2019 Ltd., (Cayman Islands)
Series 15A-19 A1, 1.448%, (3-Month LIBOR + 1.32%) due 7/22/32(b)	$500,000	$501,243
Kayne CLO 10 Ltd., (Cayman Islands)
Series 2021-10A A, 1.340%, (3-Month LIBOR + 1.17%) due 4/23/34(b)	1,000,000	1,002,082
Magnetite XVIII Ltd., (Cayman Islands)
Series 2016-18A AR, 1.205%, (3-Month LIBOR + 1.08%) due 11/15/28(b)	250,000	250,005
Magnetite XXVIII Ltd., (Cayman Islands)
Series 2020-28A A, 1.394%, (3-Month LIBOR + 1.27%) due 10/25/31(b)	1,000,000	1,000,730
Magnetite XXXI Ltd., (Cayman Islands)
Series 2021-31A A1, 1.209%, (3-Month LIBOR + 1.10%) due 7/15/34(b)	1,200,000	1,200,402
Neuberger Berman Loan Advisers CLO 32 Ltd., (Cayman Islands)
Series 2019-32A BR, 1.524%, (3-Month LIBOR + 1.40%) due 1/20/32(b)	1,500,000	1,495,176
Neuberger Berman Loan Advisers CLO 37 Ltd., (Cayman Islands)
Series 2020-37A BR, 1.582%, (3-Month LIBOR + 1.45%) due 7/20/31(b)	1,000,000	1,000,182
Oak Hill Credit Partners, (Cayman Islands)
Series 2021-8A A, 1.312%, (3-Month LIBOR + 1.19%) due 1/18/34(b)	1,250,000	1,251,838
Oaktree CLO 2015-1 Ltd., (Cayman Islands)
Series 2015-1A A2BR, 1.482%, (3-Month LIBOR + 1.35%) due 10/20/27(b)	500,000	500,137
Oaktree CLO 2020-1 Ltd., (Cayman Islands)
Series 2020-1A BR, 1.774%, (3-Month LIBOR + 1.65%) due 7/15/34(b)	1,000,000	1,000,508
Octagon Investment Partners 30 Ltd., (Cayman Islands)
Series 2017-1A A1R, 1.132%, (3-Month LIBOR + 1.00%) due 3/17/30(b)	1,250,000	1,251,409
Octagon Investment Partners 31 LLC, (Cayman Islands)
Series 2017-1A B1R, 1.632%, (3-Month LIBOR + 1.50%) due 7/20/30(b)	1,500,000	1,500,141
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Octagon Investment Partners 51 Ltd., (Cayman Islands)
Series 2021-1A A, 1.282%, (3-Month LIBOR + 1.15%) due 7/20/34(b)	$1,000,000	$1,001,721
Palmer Square CLO 2014-1 Ltd., (Cayman Islands)
Series 2014-1A A2R2, 1.572%, (3-Month LIBOR + 1.45%) due 1/17/31(b)	1,150,000	1,148,439
Palmer Square CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 1.274%, (3-Month LIBOR + 1.15%) due 7/15/34(b)	1,000,000	1,001,198
Palmer Square Loan Funding 2019-2 Ltd., (Cayman Islands)
Series 2019-2A A1, 1.102%, (3-Month LIBOR + 0.97%) due 4/20/27(b)	115,859	115,898
Palmer Square Loan Funding 2019-4 Ltd., (Cayman Islands)
Series 2019-4A A2, 1.724%, (3-Month LIBOR + 1.60%) due 10/24/27(b)	1,000,000	1,000,673
Palmer Square Loan Funding 2021-3 Ltd., (Cayman Islands)
Series 2021-3A A2, 1.571%, (3-Month LIBOR + 1.40%) due 7/20/29(b)	1,000,000	1,000,476
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 1.731%, (3-Month LIBOR + 1.60%) due 8/20/27(b)	300,000	300,093
Park Avenue Institutional Advisers CLO Ltd. 2018-1, (Cayman Islands)
Series 2018-1A A2R, 1.732%, (3-Month LIBOR + 1.60%) due 10/20/31(b)	700,000	700,079
Park Avenue Institutional Advisers CLO Ltd. 2021-1, (Cayman Islands)
Series 2021-1A A1A, 1.522%, (3-Month LIBOR + 1.39%) due 1/20/34(b)	1,000,000	1,002,460
Regatta XIV Funding Ltd., (Cayman Islands)
Series 2018-3A A, 1.314%, (3-Month LIBOR + 1.19%) due 10/25/31(b)	1,000,000	1,000,170
Romark CLO IV Ltd., (Cayman Islands)
Series 2021-4A A1, 1.320%, (3-Month LIBOR + 1.17%) due 7/10/34(b)	1,000,000	1,000,632
Shackleton 2019-XIV Clo Ltd., (Cayman Islands)
Series 2019-14A A1R, 1.332%, (3-Month LIBOR + 1.20%) due 7/20/34(b)	1,000,000	1,000,515

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Silver Creek CLO Ltd., (Cayman Islands)
Series 2014-1A AR, 1.372%, (3-Month LIBOR + 1.24%) due 7/20/30(b)	$1,231,736	$1,232,909
Sixth Street CLO XVII Ltd., (Cayman Islands)
Series 2021-17A A, 1.372%, (3-Month LIBOR + 1.24%) due 1/20/34(b)	1,500,000	1,503,320
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 1.132%, (3-Month LIBOR + 1.00%) due 4/20/31(b)	300,000	299,912
TICP CLO XV Ltd., (Cayman Islands)
Series 2020-15A A, 1.412%, (3-Month LIBOR + 1.28%) due 4/20/33(b)	1,000,000	1,001,339
Treman Park CLO Ltd., (Cayman Islands)
Series 2015-1A ARR, 1.202%, (3-Month LIBOR + 1.07%) due 10/20/28(b)	330,436	330,489
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 1.794%, (3-Month LIBOR + 1.67%) due 7/25/31(b)	275,000	275,093
Trestles Clo IV Ltd., (Cayman Islands)
Series 2021-4A A, 1.290%, (3-Month LIBOR + 1.17%) due 7/21/34(b)	1,400,000	1,399,182
Vantage Data Centers LLC
Series 2020-1A A2, 1.645%, due 9/15/45	1,260,000	1,245,537
Voya CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A, 1.270%, (3-Month LIBOR + 1.15%) due 10/20/34(b)	1,100,000	1,100,273
Wellfleet CLO 2017-3 Ltd., (Cayman Islands)
Series 2017-3A A2, 1.622%, (3-Month LIBOR + 1.50%) due 1/17/31(b)	1,000,000	997,374
Wellfleet CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A1, 1.324%, (3-Month LIBOR + 1.20%) due 7/15/34(b)	933,333	933,804
		56,507,095
Total Commercial Asset-Backed Securities (Cost $56,483,478)		56,507,095
Commercial Mortgage-Backed Securities — 3.7%
Mortgage Securities — 3.7%
BFLD Trust
Series 2021-FPM A, 1.691%, (1-Month LIBOR + 1.60%) due 6/15/38(b)	1,000,000	999,698
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
BWAY 2013-1515 Mortgage Trust
Series 2013-1515 A2, 3.454%, due 3/10/33	$1,400,000	$1,479,880
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 1.160%, (1-Month LIBOR + 1.07%) due 12/15/37(b)	500,000	500,001
COMM 2013-SFS Mortgage Trust
Series 2013-SFS A2, 2.987%, due 4/12/35(b)(c)	1,250,000	1,272,322
GS Mortgage Securities Corp. II
Series 2012-BWTR A, 2.954%, due 11/5/34	1,250,000	1,264,733
GS Mortgage Securities Corp. Trust 2012-ALOHA
Series 2012-ALOH A, 3.551%, due 4/10/34	1,000,000	1,005,757
Houston Galleria Mall Trust 2015-HGLR
Series 2015-HGLR A1A1, 3.087%, due 3/5/37	1,000,000	1,035,249
Queens Center Mortgage Trust 2013-QC
Series 2013-QCA A, 3.275%, due 1/11/37	1,000,000	1,035,660
		8,593,300
Total Commercial Mortgage-Backed Securities (Cost $8,663,845)		8,593,300
Corporate Bonds — 29.7%
Basic Materials — 0.9%
International Flavors & Fragrances, Inc.
1.230%, due 10/1/25	425,000	419,715
Steel Dynamics, Inc.
2.400%, due 6/15/25	1,575,000	1,622,835
		2,042,550
Communications — 3.3%
Discovery Communications LLC
3.800%, due 3/13/24	1,525,000	1,617,355
T-Mobile USA, Inc.
1.500%, due 2/15/26	1,950,000	1,937,052
Verizon Communications, Inc.
0.839%, (SOFR + 0.79%) due 3/20/26(b)	3,925,000	3,994,119
		7,548,526
Consumer, Cyclical — 2.9%
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	203,440
3.664%, due 9/8/24	325,000	336,375
General Motors Financial Co., Inc.
1.050%, due 3/8/24	1,922,000	1,917,873
Hyundai Capital America
1.300%, due 1/8/26	2,425,000	2,364,807
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	1,750,000	1,736,161

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer, Cyclical (continued)
Ralph Lauren Corp.
1.700%, due 6/15/22	$225,000	$226,858
		6,785,514
Consumer, Non-cyclical — 1.0%
Avery Dennison Corp.
0.850%, due 8/15/24	2,250,000	2,234,826
Energy — 1.6%
Pioneer Natural Resources Co.
0.550%, due 5/15/23	2,400,000	2,392,394
Valero Energy Corp.
2.850%, due 4/15/25	1,325,000	1,384,965
		3,777,359
Financial — 9.9%
Air Lease Corp.
0.800%, due 8/18/24	2,200,000	2,164,004
Aircastle Ltd.
2.850%, due 1/26/28	1,100,000	1,107,588
Ares Finance Co. LLC
4.000%, due 10/8/24	1,640,000	1,728,811
Bank of America Corp.
4.200%, due 8/26/24	2,400,000	2,596,581
Citigroup, Inc.
1.550%, (3-Month LIBOR + 1.43%) due 9/1/23(b)	4,000,000	4,040,733
Goldman Sachs Group, Inc. (The)
1.124%, (3-Month LIBOR + 1.00%) due 7/24/23(b)	4,250,000	4,270,855
J.P. Morgan Chase & Co.
3.875%, due 9/10/24	2,250,000	2,418,932
Morgan Stanley
4.100%, due 5/22/23	2,500,000	2,627,194
National Retail Properties, Inc.
3.900%, due 6/15/24	900,000	958,708
Principal Life Global Funding II
0.429%, (SOFR + 0.38%) due 8/23/24(b)	1,025,000	1,026,745
		22,940,151
Industrial — 2.4%
Boeing Co. (The)
1.167%, due 2/4/23	750,000	750,842
1.950%, due 2/1/24	1,375,000	1,400,220
2.700%, due 5/1/22	450,000	454,511
Flex Ltd.
3.750%, due 2/1/26	875,000	940,408
Ryder System, Inc.
2.500%, due 9/1/24	2,075,000	2,154,680
		5,700,661
Technology — 2.0%
Skyworks Solutions, Inc.
0.900%, due 6/1/23	2,225,000	2,225,314
VMware, Inc.
1.000%, due 8/15/24	2,300,000	2,302,910
		4,528,224

	Principal Amount	Value
Corporate Bonds (continued)
Utilities — 5.7%
CenterPoint Energy Resources Corp.
0.700%, due 3/2/23	$1,000,000	$997,209
CenterPoint Energy, Inc.
0.699%, (SOFR + 0.65%) due 5/13/24(b)	1,725,000	1,726,631
Entergy Louisiana LLC
0.620%, due 11/17/23	850,000	848,488
Eversource Energy
Series T, 0.299%, (SOFR + 0.25%) due 8/15/23(b)	2,250,000	2,246,355
NextEra Energy Capital Holdings, Inc.
0.450%, (SOFR + 0.40%) due 11/3/23(b)	2,000,000	2,001,140
OGE Energy Corp.
0.703%, due 5/26/23	2,000,000	1,996,265
Pacific Gas and Electric Co.
1.750%, due 6/16/22	1,700,000	1,695,923
Southern California Edison Co.
1.100%, due 4/1/24	1,875,000	1,879,163
		13,391,174
Total Corporate Bonds
(Cost $69,148,187)		68,948,985
Foreign Bonds — 16.6%
Basic Materials — 1.1%
Nutrien Ltd., (Canada)
1.900%, due 5/13/23	1,375,000	1,397,646
3.625%, due 3/15/24	1,125,000	1,188,243
		2,585,889
Communications — 0.2%
Thomson Reuters Corp., (Canada)
3.850%, due 9/29/24	475,000	508,049
Consumer, Cyclical — 1.1%
Volkswagen Group of America Finance LLC, (Germany)
1.250%, due 11/24/25	2,500,000	2,460,877
Consumer, Non-cyclical — 0.9%
Bayer US Finance II LLC, (Germany)
3.875%, due 12/15/23	2,025,000	2,137,850
Financial — 12.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
1.650%, due 10/29/24	2,450,000	2,455,522
Antares Holdings LP, (Canada)
3.950%, due 7/15/26	550,000	573,291
BNP Paribas SA, (France)
4.250%, due 10/15/24	2,125,000	2,317,376
BOC Aviation USA Corp., (Singapore)
1.625%, due 4/29/24	1,125,000	1,126,973
Credit Agricole SA/London, (France)
1.907%, (SOFR + 1.68%) due 6/16/26(b)	2,300,000	2,322,575
HSBC Holdings PLC, (United Kingdom)
4.250%, due 8/18/25	2,150,000	2,331,199

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Financial (continued)
Lloyds Banking Group PLC, (United Kingdom)
0.695%, (CMT + 0.55%) due 5/11/24(b)	$2,375,000	$2,371,782
NatWest Markets PLC, (United Kingdom)
0.579%, (SOFR + 0.53%) due 8/12/24(b)	3,000,000	3,010,903
Royal Bank of Canada, (Canada)
0.410%, (SOFR + 0.36%) due 7/29/24(b)	5,000,000	5,011,100
Standard Chartered PLC, (United Kingdom)
0.991%, (CMT + 0.78%) due 1/12/25(b)	2,600,000	2,577,677
1.319%, (CMT + 1.17%) due 10/14/23(b)	2,100,000	2,109,026
Sumitomo Mitsui Trust Bank Ltd., (Japan)
0.800%, due 9/16/24	1,750,000	1,735,392
Toronto-Dominion Bank (The), (Canada)
0.700%, due 9/10/24	1,500,000	1,488,515
		29,431,331
Government — 0.6%
International Bank for Reconstruction & Development, (Supranational)
Series GDIF, 0.850%, due 2/10/27	1,500,000	1,446,686
Total Foreign Bonds
(Cost $38,647,128)		38,570,682
United States Government Agency & Obligations — 3.8%
Government — 3.8%
Federal Farm Credit Banks Funding Corporation
1.240%, due 12/23/30	1,200,000	1,145,294
1.730%, due 9/22/31	2,500,000	2,471,378
1.840%, due 10/27/31	2,700,000	2,676,967
Federal Home Loan Banks
1.070%, due 1/25/30	2,500,000	2,391,978
		8,685,617
Total United States Government Agency & Obligations
(Cost $8,893,750)		8,685,617
United States Government Agency Mortgage-Backed Securities — 4.8%
Mortgage Securities — 4.8%
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2020-K107, 1.591%, due 1/25/30(b)(c)	14,980,804	1,717,431
Series 2020-K108, 1.690%, due 3/25/30(b)(c)	15,656,459	1,939,389
Series 2020-K119, 0.932%, due 9/25/30(b)(c)	14,968,277	1,062,056
Series 2020-K120, 1.039%, due 10/25/30(b)(c)	14,724,213	1,163,020
	Principal Amount	Value
United States Government Agency Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2020-K122, 0.883%, due 11/25/30(b)(c)	$17,668,276	$1,212,029
Series 2021-K123, 0.775%, due 12/25/30(b)(c)	28,723,283	1,747,131
Series 2021-K124, 0.721%, due 12/25/30(b)(c)	19,483,334	1,132,393
Series K130, 1.037%, due 6/25/31(b)(c)	14,333,699	1,248,931
		11,222,380
Total United States Government Agency Mortgage-Backed Securities
(Cost $11,188,862)		11,222,380

Short-Term Investment — 17.0%
Commercial Papers — 15.5%
Communications — 4.7%
AT&T, Inc.
0.000%, due 2/14/22(a)	4,000,000	3,997,800
Walt Disney Co. (The)
0.000%, due 9/15/22(a)	7,000,000	6,985,020
		10,982,820
Consumer, Cyclical — 1.8%
VW Credit, Inc., (Germany)
0.000%, due 1/25/22(a)	4,000,000	3,998,040
Consumer, Non-cyclical — 1.7%
Equifax, Inc.
0.000%, due 2/23/22(a)	4,000,000	3,997,280
Financial — 7.3%
Australia & New Zealand Banking Group Ltd., (Australia)
0.000%, due 10/11/22(a)	7,000,000	6,981,310
NatWest Markets PLC, (United Kingdom)
0.000%, due 7/18/22(a)	7,000,000	6,989,430
Westpac Banking Corp., (Australia)
0.000%, due 9/29/22(a)	3,000,000	2,991,750
		16,962,490
Total Commercial Papers
(Cost $35,890,864)		35,940,630
	Shares
Money Market Fund — 1.5%
BlackRock Liquidity T-Fund, 0.01%(d)
(Cost $3,512,951)	3,512,951	3,512,951
Total Investments — 100.3% (Cost $233,257,214)		232,789,268
Other Assets and Liabilities, Net — (0.3)%		(570,261)
Net Assets — 100.0%		$232,219,007

(a)
The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

See notes to financial statements.

Schedule of Investments — IQ Ultra Short Duration ETF (continued)

October 31, 2021 (unaudited)
(b)
Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2021.

(c)
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)
Reflects the 7-day yield at October 31, 2021.

Abbreviations
CMT	—	1 year Constant Maturity Treasury Index
LIBOR	—	London InterBank Offered Rate
SOFR	—	Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2021:
Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2021	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	RBC Capital Markets	December 2021	(49)	$(6,500,923)	$(6,404,453)	$96,470
U.S. 10 Year Ultra Note	RBC Capital Markets	December 2021	(32)	(4,693,771)	(4,641,000)	52,771
U.S. 2 Year Note (CBT)	RBC Capital Markets	December 2021	(58)	(12,731,234)	(12,716,500)	14,734
U.S. 5 Year Note (CBT)	RBC Capital Markets	December 2021	(189)	(23,295,278)	(23,010,750)	284,528
						$448,503

CBT — Chicago Board of Trade
Cash posted as collateral to broker for futures contracts was $295,745 at October 31, 2021.
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Collateralized Mortgage Obligation	$—	$807,628	$—	$807,628
Commercial Asset-Backed Securities	—	56,507,095	—	56,507,095
Commercial Mortgage-Backed Securities	—	8,593,300	—	8,593,300
Corporate Bonds	—	68,948,985	—	68,948,985
Foreign Bonds	—	38,570,682	—	38,570,682
United States Government Agency & Obligations	—	8,685,617	—	8,685,617
United States Government Agency Mortgage-Backed Securities	—	11,222,380	—	11,222,380
Short-Term Investment:
Commercial Papers	—	35,940,630	—	35,940,630
Money Market Fund	3,512,951	—	—	3,512,951
Total Investments in Securities	3,512,951	229,276,317	—	232,789,268
Other Financial Instruments:(f)
Futures Contracts	448,503	—	—	448,503
Total Investments in Securities and Other Financial Instruments	$3,961,454	$229,276,317	$—	$233,237,771

(e)
For a complete listing of investments and their industries, see the Schedule of Investments.

(f)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2021 (unaudited)
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay ESG Core Plus Bond ETF	IQ Ultra Short Duration ETF
Assets
Investments in securities, at value(a)	$471,409,000	$236,589,333	$26,056,216	$232,789,268
Deposits at broker for futures contracts	—	–	15,370	295,745
Receivable for investments sold	12,629,712	–	2,949,280	5,219,307
Interest receivable	4,543,733	2,112,628	132,127	616,763
Prepaid expenses	237	77	239	139
Dividend receivable	53	61	4	41
Receivable for capital shares transactions	—	3,992,817	–	247
Due from broker	—	–	335	–
Securities lending income receivable	—	–	188	–
Due from advisor	78,638	32,962	9,887	19,718
Variation margin receivable	—	–	1,503	2,297
Total assets	488,661,373	242,727,878	29,165,149	238,943,525
Liabilities
Payable for investments purchased	8,619,198	5,774,948	2,926,842	4,133,154
Advisory fees payable	166,303	76,868	8,661	48,968
Trustee fees payable	1,701	–	152	2,154
Compliance fees payable	448	149	23	211
Variation margin payable	—	–	–	9,883
Payable for capital shares repurchased	—	–	–	2,470,544
Accrued expenses and other liabilities	71,098	38,517	33,253	59,604
Total liabilities	8,858,748	5,890,482	2,968,931	6,724,518
Net Assets	$479,802,625	$236,837,396	$26,196,218	$232,219,007
Composition of Net Assets
Paid-in capital	$478,138,644	$235,185,494	$26,306,386	$231,831,264
Total distributable earnings/(accumulated loss)	1,663,981	1,651,902	(110,168)	387,743
Net Assets	$479,802,625	$236,837,396	$26,196,218	$232,219,007
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	17,550,000	8,900,000	1,050,000	4,700,000
Net Asset Value Per Share	$27.34	$26.61	$24.95	$49.41
Investments, at cost	$468,340,998	$235,318,449	$26,223,742	$233,257,214
(a) Market value of securities on loan	$—	$—	$67,653	$—
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2021 (unaudited)
	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF	IQ MacKay ESG Core Plus Bond ETF*	IQ Ultra Short Duration ETF
Investment Income
Interest income	$3,624,726	$1,187,726	$157,517	$1,486,310
Dividend income	490	431	19	417
Securities lending income, net of borrower rebates	—	—	188	—
Total investment income	3,625,216	1,188,157	157,724	1,486,727
Expenses
Advisory fees (see Note 3)	944,304	377,495	33,122	304,488
Administrative and accounting fees	70,383	22,757	13,480	50,503
Custodian fees	43,437	14,889	8,987	15,544
Legal fees	19,337	6,145	388	10,792
Audit and tax fees	13,158	13,158	7,149	13,792
Trustee fees	10,796	1,962	519	6,186
Shareholder reporting fees	5,376	2,688	3,472	2,242
Listing fees	4,772	4,781	3,676	4,610
Registration fees	1,621	4,117	1,114	1,894
Intraday pricing fees	1,260	1,260	1,021	1,260
Compliance fees	532	171	24	328
Miscellaneous	279	199	35	171
Total expenses	1,115,255	449,622	72,987	411,810
Waivers (see Note 3)	(407,027)	(166,501)	(39,865)	(107,320)
Net expenses	708,228	283,121	33,122	304,490
Net investment income	2,916,988	905,036	124,602	1,182,237
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(131,815)	284,969	50,085	(420,159)
Futures contracts	—	—	(4,710)	(477,422)
Net realized gain (loss)	(131,815)	284,969	45,375	(897,581)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(2,427,588)	(1,908,166)	(167,526)	79,705
Futures contracts	—	—	(7,871)	(154,439)
Net change in net unrealized appreciation (depreciation)	(2,427,588)	(1,908,166)	(175,397)	(74,734)
Net realized and unrealized loss	(2,559,403)	(1,623,197)	(130,022)	(972,315)
Net Increase (Decrease) in Net Assets Resulting From Operations	$357,585	$(718,161)	$(5,420)	$209,922

*
Commencement of operations was June 29, 2021.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,916,988	$3,231,383	$905,036	$1,272,092
Net realized gain (loss)	(131,815)	1,326,301	284,969	771,203
Net change in net unrealized appreciation (depreciation)	(2,427,588)	6,386,307	(1,908,166)	3,232,459
Net increase (decrease) in net assets resulting from operations	357,585	10,943,991	(718,161)	5,275,754
Distributions to Shareholders	(3,941,323)	(3,808,446)	(1,185,702)	(1,545,079)
Capital Share Transactions
Proceeds from shares created	67,863,060	349,155,789	116,721,000	69,260,748
Cost of shares redeemed	(28,803,385)	—	(2,679,392)	—
Increase from capital share transactions	39,059,675	349,155,789	114,041,608	69,260,748
Total increase in net assets	35,475,937	356,291,334	112,137,745	72,991,423
Net Assets
Beginning of period	444,326,688	88,035,354	124,699,651	51,708,228
End of period	$479,802,625	$444,326,688	$236,837,396	$124,699,651
Changes in Shares Outstanding
Shares outstanding, beginning of period	16,150,000	3,400,000	4,650,000	2,050,000
Shares created	2,450,000	12,750,000	4,350,000	2,600,000
Shares redeemed	(1,050,000)	—	(100,000)	—
Shares outstanding, end of period	17,550,000	16,150,000	8,900,000	4,650,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ MacKay ESG Core Plus Bond ETF	IQ Ultra Short Duration ETF
	For the Period June 29, 2021* to October 31, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$124,602	$1,182,237	$2,228,528
Net realized gain (loss)	45,375	(897,581)	2,944,104
Net change in net unrealized appreciation (depreciation)	(175,397)	(74,734)	365,211
Net increase (decrease) in net assets resulting from operations	(5,420)	209,922	5,537,843
Distributions to Shareholders	(104,748)	(1,201,843)	(3,352,469)
Capital Share Transactions
Proceeds from shares created	26,306,386	42,122,348	213,233,109
Cost of shares redeemed	—	(61,889,457)	(111,622,801)
Increase (Decrease) from capital share transactions	26,306,386	(19,767,109)	101,610,308
Total increase (decrease) in net assets	26,196,218	(20,759,030)	103,795,682
Net Assets
Beginning of period	—	252,978,037	149,182,355
End of period	$26,196,218	$232,219,007	$252,978,037
Changes in Shares Outstanding
Shares outstanding, beginning of period	—	5,100,000	3,050,000
Shares created	1,050,000	850,000	4,300,000
Shares redeemed	—	(1,250,000)	(2,250,000)
Shares outstanding, end of period	1,050,000	4,700,000	5,100,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Insured ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,			For the Period October 18, 2017(a) to April 30, 2018
		2021	2020	2019
Net asset value, beginning of period	$27.51	$25.89	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.17	0.38	0.53	0.72	0.36
Net realized and unrealized gain (loss)	(0.11)	1.76	0.50(c)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	0.06	2.14	1.03	1.62	(0.03)
Distributions from:
Net investment income	(0.23)	(0.52)	(0.64)	(0.68)	(0.30)
Net realized gain	—	—	(0.11)	—	—
Total distributions from net investment income and realized gains	(0.23)	(0.52)	(0.75)	(0.68)	(0.30)
Net asset value, end of period	$27.34	$27.51	$25.89	$25.61	$24.67
Market price, end of period	$27.35	$27.54	$26.00	$25.64	$24.86
Total Return
Total investment return based on net asset value(d)	0.20%	8.32%	4.05%	6.72%	(0.13)%
Total investment return based on market price(e)	0.16%	7.97%	4.36%	6.02%	0.64%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$479,803	$444,327	$88,035	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%(g)	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.47%(g)	0.51%	0.57%	0.77%	0.99%(g)
Net investment income	1.24%(g)	1.40%	2.01%	2.89%	2.74%(g)
Portfolio turnover rate(h)	32%	36%	71%	56%	77%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ MacKay Municipal Intermediate ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,			For the Period October 18, 2017 (a)to April 30, 2018
		2021	2020	2019
Net asset value, beginning of period	$26.82	$25.22	$25.61	$24.67	$25.00
Income from Investment Operations
Net investment income(b)	0.13	0.47	0.53	0.69	0.30
Net realized and unrealized gain (loss)	(0.16)	1.73	0.16(c)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	(0.03)	2.20	0.69	1.60	(0.09)
Distributions from:
Net investment income	(0.18)	(0.58)	(0.67)	(0.66)	(0.24)
Net realized gain	—	(0.02)	(0.41)	—	—
Total distributions from net investment income and realized gains	(0.18)	(0.60)	(1.08)	(0.66)	(0.24)
Net asset value, end of period	$26.61	$26.82	$25.22	$25.61	$24.67
Market price, end of period	$26.63	$26.84	$25.22	$25.66	$24.71
Total Return
Total investment return based on net asset value(d)	(0.12)%	8.80%	2.65%	6.59%	(0.34)%
Total investment return based on market price(e)	(0.12)%	8.90%	2.44%	6.62%	(0.18)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$236,837	$124,700	$51,708	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%(g)	0.30%	0.30%	0.30%	0.30%(g)
Expenses excluding waivers	0.48%(g)	0.57%	0.62%	0.71%	0.77%(g)
Net investment income	0.96%(g)	1.78%	2.02%	2.76%	2.28%(g)
Portfolio turnover rate(h)	35%	43%	77%	72%	80%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ MacKay ESG Core Plus Bond ETF
For the Period June 29, 2021(a) to October 31, 2021
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)	0.13
Net realized and unrealized gain (loss)	(0.08)
Net increase (decrease) in net assets resulting from investment operations	0.05
Distributions from:
Net investment income	(0.10)
Net asset value, end of period	$24.95
Market price, end of period	$24.98
Total Return
Total investment return based on net asset value(c)	0.20%
Total investment return based on market price(d)	0.33%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,196
Ratio to average net assets of:
Expenses net of waivers	0.39%(f)
Expenses excluding waivers	0.86%(f)
Net investment income	1.47%(f)
Portfolio turnover rate(g)	85%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Ultra Short Duration ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Period July 31, 2019(a) to April 30, 2020
Net asset value, beginning of period	$49.60	$48.91	$50.01
Income from Investment Operations
Net investment income(b)	0.23	0.51	0.74
Net realized and unrealized gain (loss)	(0.19)	0.97	(1.07)
Net increase (decrease) in net assets resulting from investment operations	0.04	1.48	(0.33)
Distributions from:
Net investment income	(0.23)	(0.56)	(0.75)
Net realized gain	—	(0.23)	(0.02)
Total distributions from net investment income and realized gains	(0.23)	(0.79)	(0.77)
Net asset value, end of period	$49.41	$49.60	$48.91
Market price, end of period	$49.40	$49.60	$48.99
Total Return
Total investment return based on net asset value(c)	0.07%	3.08%	(0.68)%
Total investment return based on market price(d)	0.06%	2.88%	(0.52)%(e)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,219	$252,978	$149,182
Ratio to average net assets of:
Expenses net of waivers	0.24%(f)	0.24%	0.24%(f)
Expenses excluding waivers	0.32%(f)	0.33%	0.49%(f)
Net investment income	0.93%(f)	1.03%	2.00%(f)
Portfolio turnover rate(g)	75%	185%	292%

(a)
Commencement of operations

(b)
Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)
The market price returns are calculated using the mean between the last bid and ask prices.

(e)
Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)
Annualized.

(g)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2021 (unaudited)
1. ORGANIZATION
IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four operational funds, IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, the IQ MacKay ESG Core Plus Bond ETF and IQ Ultra Short Duration ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF commenced operations on October 18, 2017, IQ Ultra Short Duration ETF commenced operations on July 31, 2019 and IQ MacKay ESG Core Plus Bond ETF commenced operations on June 29, 2021.
The IQ Mackay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF seek to provide current income exempt from federal income tax. The IQ MacKay ESG Core Plus Bond ETF seeks total return, while incorporating the Subadvisor’s ESG investment strategy. The IQ Ultra Short Duration ETF seeks to provide current income while maintaining limited price volatility. There can be no assurance that a Fund’s objective will be achieved.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAV of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
The IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF sweep uninvested cash balances into the Fidelity Investments Money Market Treasury Only Class I (“Fidelity Investments”). Fidelity Investments seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments has no redemption restriction and is valued at the daily NAV. The IQ MacKay ESG Core Plus Bond ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The IQ Ultra Short Duration ETF sweeps uninvested cash balances into BlackRock Liquidity Funds T-Fund. The BlackRock Liquidity Funds T-Fund seeks to obtain as high a level of current income as is consistent with liquidity and stability of principal.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments on October 31, 2021 is disclosed at the end of each Fund’s Schedule of Investments.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all the taxable income to the shareholders of the Fund within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay ESG Core Plus Bond ETF and IQ Ultra Short Duration ETF have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.
A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market Fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2021, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ MacKay ESG Core Plus Bond ETF	$—	$—	$2,969	$67,366	$70,335
The collateral amount presented is in excess of the securities on loan.
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields”), the sub-advisor to IQ MacKay ESG Core Plus Bond ETF, IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF and NYL Investors LLC, the sub-advisor to the IQ Ultra Short Duration ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”) and their management of the investment portfolios of each of the Funds.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%
IQ MacKay ESG Core Plus Bond ETF	0.39%
IQ Ultra Short Duration ETF	0.24%
The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2022, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.40% of the average daily net assets of IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, 0.39% of the average daily net assets of the IQ MacKay ESG Core Plus Bond ETF and 0.24% of the average daily net assets of the IQ Ultra Short Duration ETF.
As of October 31, 2021, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF, IQ MacKay Municipal Intermediate ETF, IQ MacKay ESG Core Plus Bond ETF, and IQ Ultra Short Duration ETF in the amounts of  $407,027, $166,501, $39,865 and $107,320, respectively.
For the period ended October 31, 2021, there is no recoupment available.
Investment Sub-Advisory Agreements
The Sub-Advisors are registered investment advisors and indirect wholly-owned subsidiaries of New York Life. The Sub-Advisors are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
5. FEDERAL INCOME TAX
At October 31, 2021, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$469,381,085	$6,544,520	$(4,516,605)	$2,027,915
IQ MacKay Municipal Intermediate ETF	235,706,179	2,997,528	(2,114,374)	883,154
IQ MacKay ESG Core Plus Bond ETF	26,223,742	44,846	(212,372)	(167,526)
IQ Ultra Short Duration ETF	233,251,040	425,626	(887,398)	(461,772)
At April 30, 2021, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:
Fund	Ordinary Income (Loss)1	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)2	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$2,608	$617,603	$172,005	$4,455,503	$5,247,719
IQ MacKay Municipal Intermediate ETF	226,341	151,137	386,967	2,791,320	3,555,765
IQ Ultra Short Duration ETF	643,175	—	1,277,966	(541,477)	1,379,664

1
Includes late year ordinary loss, if any.

2
Amount includes the deferral of post October losses, if any.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
At April 30, 2021, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ MacKay Municipal Insured ETF	$—	$—
IQ MacKay Municipal Intermediate ETF	—	—
IQ Ultra Short Duration ETF	(649,817)	649,817
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.
The tax character of distributions paid during the years ended April 30, 2021 and 2020 were as follows:
	2021				2020
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$20,321	$3,788,125	$—	$—	$173,339	$1,565,133	$222,207	$—
IQ MacKay Municipal Intermediate ETF	2,692	1,486,578	55,809	—	468,962	1,187,490	282,484	—
IQ Ultra Short Duration ETF	3,256,994	—	95,475	—	693,511	—	—	—
At April 30, 2021, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.
At April 30, 2021, the Funds did not have net capital loss carryforwards.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
The Advisor is an affiliate and subsidiary of New York Life Insurance and Annuity Corporation (“NYLIC”). For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2021, NYLIC was known to own beneficially greater than 5% of the shares outstanding of the following funds:
Fund	% Ownership
IQ MacKay ESG Core Plus Bond ETF	95.0%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2021 are as follows:
Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$197,337,980	$147,418,394
IQ MacKay Municipal Intermediate ETF	182,490,928	59,769,906
IQ MacKay ESG Core Plus Bond ETF	41,848,400	16,705,777
IQ Ultra Short Duration ETF	173,546,675	215,051,481
8. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts
A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAVs and may result in a loss to the Fund. As of October 31, 2021, the open futures contracts for IQ MacKay ESG Core Plus Bond ETF and IQ Ultra Short Duration ETF are shown in the Schedule of Investments.
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Assets Derivatives
Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized appreciation on futures contracts1	$4,811
IQ Ultra Short Duration ETF
Unrealized appreciation on futures contracts1	$448,503
Liability Derivatives
Interest Risk
IQ MacKay ESG Core Plus Bond ETF
Unrealized depreciation on futures contracts1	$12,682
IQ Ultra Short Duration ETF
Unrealized depreciation on futures contracts1	$—

1
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2021 were as follows:
Interest Risk
IQ MacKay ESG Core Plus Bond ETF Realized gain (loss)
Realized gain (loss)
Futures contracts	$(4,710)
Change in Unrealized appreciation (depreciation)
Futures contracts	$(7,871)
IQ Ultra Short Duration ETF Realized gain (loss)
Realized gain (loss)
Futures contracts	$(477,422)
Change in Unrealized appreciation (depreciation)
Futures contracts	$(154,439)
For the period ended October 31, 2021, the monthly average notional value of the futures contracts held by the Fund were as follows:
	Average Notional Value
	IQ MacKay ESG Core Plus Bond ETF	IQ Ultra Short Duration ETF
Asset Derivatives
Futures contracts	$907,419	$—
Liability Derivatives
Futures contracts	$—	$(48,749,379)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.
Bond Insurance Risk
Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a Fund’s share price or distributions. Shares of a Fund are not insured. Market conditions or changes to ratings criteria could adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase a Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.
Credit Risk
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
ESG Investing Style Risk1
A Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. A Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and a Fund may forgo some market opportunities available to funds that do not use these criteria. The application of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Income Risk
A Fund’s income may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.
Interest Rate Risk
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
LIBOR Replacement Risk
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, it is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.

1
Applies to IQ MacKay ESG Core Plus Bond ETF

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or NAV.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance.
Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021 with respect to certain LIBOR tenors or mid-2023 for the remaining LIBOR tenors.
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of a Fund’s bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting markets generally or particular segments of the market. Market risks include political, regulatory, market and economic developments, and geopolitical and other events, including war, terrorism, trade disputes, natural disasters, and public health crises. Such events may result in disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on a Fund and its investments. An outbreak of COVID-19 has developed into a global pandemic and has resulted in travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, prolonged quarantines, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The full effects, duration and costs of the COVID-19 pandemic are uncertain, and the circumstances surrounding the COVID-19 pandemic will continue to evolve and may adversely affect a Fund and its investments.
Mortgage-Related and Other Asset-Backed Securities Risk
Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities (such as collateralized debt and loan obligations) generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations.
Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security’s value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Municipal Bond Risk
A Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a Fund may invest more heavily in bonds from certain cities, states, territories, or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A Fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).
Municipal bond proceeds could provide positive social or environmental benefits which could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. The positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not comply with the Fund’s approach towards considering social or environmental characteristics. The factors considered in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Municipal bonds most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a Fund expects to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
New Fund Risk1
Certain Funds are new funds. There can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Underlying Indexes or ultimately liquidate.
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. During periods of market stress shares of a Fund may also experience significantly wider “bid/ask” spreads and premiums and discounts between a Fund’s net asset value and market price.
U.S. Tax Treatment Risk
Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a Fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.
10. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such

1
Applies to IQ MacKay ESG Core Plus Bond ETF

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
as LIBOR. ASU 2020-04 provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this time, the Advisor is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
In the preparation of the financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Board Review of Investment Advisory Agreements (unaudited)

October 31, 2021
Approvals Relating to the IQ MacKay ESG Core Plus Bond ETF
The Board (the members of which are referred to as “Trustees”) met by videoconference on June 16, 2021, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the IQ MacKay ESG Core Plus Bond ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and MacKay Shields relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment and the Subadvisory Agreement Amendment. In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay Shields will provide to the New Fund, and the fees that the Advisor will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor and MacKay Shields; (3) information describing the New Fund’s anticipated operating expense; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of exchange-traded funds (“ETFs”) with similar investment objects and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay Shields from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that the New Fund is an actively managed ETF.
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement Amendment; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay Shields and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and Mackay Shields; (6) information regarding the portfolio management team of Mackay Shields (7) copies of the Form ADV for each of the Advisor and Mackay Shields; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and Mackay Shields in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation, via videoconference, by personnel of the Advisor and MacKay Shields. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2021
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Fund:
1.
The nature, extent, and quality of the facilities and services to be provided to the New Fund by IndexIQ and MacKay Shields. The Independent Trustees reviewed the services that IndexIQ and MacKay Shields would provide to the New Fund. In connection with the investment advisory services to be provided to the New Fund, the Independent Trustees noted the responsibilities that IndexIQ and MacKay Shields would have as the New Fund’s investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund.

The Independent Trustees considered IndexIQ’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay Shields’ experience, resources, and strengths in managing other ETFs. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as IndexIQ’s and MacKay Shields’ ability to render such services based on their experience, operations, and resources.
2.
Comparison of services to be provided and fees to be charged by IndexIQ and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by IndexIQ and MacKay Shields from their relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with IndexIQ to contracts of other investment advisers with respect to similar mutual funds and ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fee and projected expense ratio for its first year of operations to other ETFs in the New Fund’s peer group. The Independent Trustees also considered that the New Fund will have in place an Expense Limitation Agreement to limit the total operating expenses for a period of at least one year.

The Independent Trustees also considered that IndexIQ would pay the Subadvisory fee to MacKay Shields pursuant to the Subadvisory Agreement Amendment. They considered the level of such Subadvisory fee in the context of the services to be provided by MacKay Shields to the New Fund.
After comparing the New Fund’s proposed fee with those of other funds in the New Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ and MacKay Shields and the costs expected to be incurred by IndexIQ and MacKay Shields in rendering those services, the Independent Trustees concluded that the fee proposed to be paid to IndexIQ and MacKay Shields with respect to the New Fund was fair and reasonable.
3.
IndexIQ’s and MacKay Shields’ profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of IndexIQ and MacKay Shields in connection with its serving as investment adviser or sub-adviser, as applicable, to the New Fund, including operational costs. Due to the fact that the New Fund had no assets at the time, the Independent Trustees made no determination with respect to economies of scale or the impact of the New Fund on IndexIQ’s or MacKay Shields’ profitability.

4.
Investment performance of IndexIQ and MacKay Shields. Because the New Fund has not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay Shields and the investment strategy developed for the New Fund by MacKay Shields.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment with IndexIQ and the Subadvisory Agreement Amendment with

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2021
MacKay Shields were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement Amendment.
As a result, all of the Board members, including the Independent Trustees, determined that the Amendment to the Advisory Agreement Amendment and the Subadvisory Agreement Amendment are each in the best interests of the New Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the Advisory Agreement Amendment and the Subadvisory Agreement Amendment.

IndexIQ Active ETF Trust
Semi-Annual Report | October 31, 2021
IQ MacKay Municipal Insured ETF (MMIN)
IQ MacKay Municipal Intermediate ETF (MMIT)
IQ MacKay ESG Core Plus Bond ETF (ESGB)
IQ Ultra Short Duration ETF (ULTR)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1758022ME10a-12/21

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(b) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)  Not applicable.

(a)(2)(2)  Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	December 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis (Principal Executive Officer)

Date	December 30, 2021

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso (Principal Financial Officer)

Date	December 30, 2021